TRF-SAI-0517

THE ROYCE FUND
STATEMENT OF ADDITIONAL
INFORMATION

THE ROYCE FUND (the “Trust”), a Delaware statutory trust, is an open-end registered management investment company, which offers investors the opportunity to invest in seventeen separate portfolios or series. Sixteen of those series are classified as “diversified” funds within the meaning of the Investment Company Act of 1940 (the “1940 Act”) while the remaining series, Royce Special Equity Multi-Cap Fund, is classified as a “non-diversified” fund within the meaning of the 1940 Act. The seventeen series of the Trust (each, a “Fund” and collectively, the “Funds”), the share classes they offer, and their related ticker symbols are:

Royce Pennsylvania Mutual Fund—Investment
(PENNX), Service (RYPFX), Institutional
(RPMIX), Consultant (RYPCX), R (RPMRX) and
K (RPMKX)
Royce Micro-Cap Fund—Investment (RYOTX),
Service (RMCFX) and Consultant (RYMCX)
Royce Premier Fund —Investment (RYPRX), Service
(RPFFX), Institutional (RPFIX), Consultant (RPRCX),
R (RPRRX), and W (RPRWX)
Royce Low-Priced Stock Fund—Investment
(RLPHX), Service (RYLPX), Institutional (RLPIX),
and R (RLPRX)
Royce Total Return Fund—Investment (RYTRX),
Service (RYTFX), Institutional (RTRIX), Consultant
(RYTCX), R (RTRRX), K (RTRKX) and W
(RTRWX)
Royce Small/Mid-Cap Premier Fund—Investment
(RHFHX), Service (RGFAX), Institutional, Consultant
(RYGCX), and R (RHFRX)
Royce Opportunity Fund—Investment (RYPNX),
Service (RYOFX), Institutional (ROFIX), Consultant
(ROFCX), R (ROFRX) and K (ROFKX)
Royce Special Equity Fund—Investment (RYSEX),
Service (RSEFX), Institutional (RSEIX) and
Consultant (RSQCX)	Royce Small-Cap Value Fund—Investment
(RVVHX), Service (RYVFX), Institutional (RVFIX),
Consultant (RVFCX), R (RVVRX) and K (RVFKX)
Royce Smaller-Companies Growth Fund—
Investment (RVPHX), Service (RYVPX), Institutional
(RVPIX), Consultant (RVPCX), and R (RVPRX)
Royce Small-Cap Leaders Fund—Investment
(ROHHX), Service (RYOHX), Institutional, and R
(ROHRX)
Royce Global Financial Services Fund—Service
(RYFSX) and Institutional (RGFIX)
Royce Dividend Value Fund—Investment (RDVIX),
Service (RYDVX), Institutional (RDIIX), and
Consultant (RDVCX)
Royce Micro-Cap Opportunity Fund—Investment
(ROSFX) and Service (ROSSX)
Royce Special Equity Multi-Cap Fund—Investment
(RSMCX), Service (RSEMX), Institutional (RMUIX),
and Consultant (RSMLX)
Royce International Micro-Cap Fund—Service
(ROIMX)
Royce International Premier Fund—Investment
(RIPNX), Service (RYIPX), Consultant (RINPX), and
R (RINRX)

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust’s current statutory Prospectuses, dated May 1, 2017. Please retain this document for future reference. The audited financial statements included in the Funds’ Annual Reports to Shareholders for the fiscal year ended December 31, 2016 (SEC Accession No. 0000949377-17-000056) are incorporated herein by reference. To obtain an additional copy of a Prospectus or an Annual or Semiannual Report to Shareholders for any of the Funds, without a charge, please call Investor Information at (800) 221- 4268.

Investment Adviser	Transfer Agent
Royce & Associates, LP ( “Royce”)	Boston Financial Data Services, Inc.

Distributor	Custodian
Royce Fund Services, LLC ( “RFS”)	State Street Bank and Trust Company

May 1, 2017

OTHER INVESTMENT STRATEGIES

In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

ROYCE PENNSYLVANIA MUTUAL FUND - in securities of companies with stock market capitalizations above $3 billion and non-convertible preferred stocks and debt securities. This Fund does not focus its investments in companies that do business in the State of Pennsylvania.

ROYCE MICRO-CAP FUND - in securities of companies with stock market capitalizations above $1 billion and non-convertible preferred stocks and debt securities.

ROYCE PREMIER FUND - in securities of companies with stock market capitalizations below $1 billion and above $3 billion, non-convertible preferred stocks and debt securities.

ROYCE LOW-PRICED STOCK FUND - in stocks of companies with prices higher than $25 per share or market capitalizations above $3 billion and non-convertible preferred stocks and debt securities.

ROYCE TOTAL RETURN FUND - in securities with stock market capitalizations above $3 billion, non- dividend-paying common stocks and non-convertible securities.

ROYCE SMALL/MID-CAP PREMIER FUND (formerly Royce Heritage Fund) - in securities of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $3 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY FUND - in common stocks and convertible securities of companies with market capitalizations above $3 billion and non-convertible preferred stocks and debt securities.

ROYCE SMALL-CAP VALUE FUND - in securities of companies with stock market capitalizations above $3 billion and non-convertible preferred stocks and debt securities.

ROYCE SMALLER-COMPANIES GROWTH FUND - in securities of companies with stock market capitalizations above $7.5 billion and non-convertible preferred stocks and debt securities.

ROYCE SMALL-CAP LEADERS FUND - in securities of companies with stock market capitalizations above $3 billion, non-convertible preferred stocks and debt securities.

ROYCE GLOBAL FINANCIAL SERVICES FUND - in securities of non-financial services companies, securities of financial services companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE DIVIDEND VALUE FUND - in securities with stock market capitalizations above $15 billion, non-dividend paying common stocks and non-convertible securities.

ROYCE MICRO-CAP OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $1 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY MULTI-CAP FUND - in common stocks and convertible securities of companies with market capitalizations below $5 billion and non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL MICRO-CAP FUND - in securities of companies with stock market capitalizations above $1 billion, U.S. equity securities, and non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL PREMIER FUND - in securities of companies with stock market capitalizations below $1 billion and above $3 billion, U.S. equity securities, and non-convertible preferred stocks and debt securities.

INVESTMENT POLICIES AND LIMITATIONS

Listed below are the Funds’ fundamental investment policies and limitations and operating policies. A Fund’s fundamental investment policies cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund. Except for the fundamental investment policies set forth below, the investment policies and limitations described in this Statement of Additional Information and the Funds’ investment objectives are operating policies and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting a Fund in which they beneficially own shares.

Unless otherwise expressly noted, compliance with each Fund’s investment policies and limitations will be determined immediately after or at the time of the acquisition of the security or relevant asset except for Fundamental Policy No. 4, with which the Funds must comply on a continuous basis. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with a Fund’s investment policies and limitations (other than for Fundamental Policy No. 4). In the event the percentage of a Fund’s assets invested in illiquid securities exceeds the applicable limit set forth in Fundamental Policy No. 8 due to a subsequent change in values, net assets, or other circumstances, the Fund will consider, based on all relevant facts and circumstances, taking appropriate measures to reduce the percentage of its assets invested in illiquid securities in an orderly fashion. No Fund, however, will be required to sell illiquid securities if the percentage of its assets invested in such securities exceeds the applicable limit set forth in Fundamental Policy No. 8 due to a subsequent change in values, net assets, or other circumstances.

No Fund may, as a matter of fundamental policy:

1.
Issue any senior securities, except that in the case of Royce Micro-Cap Opportunity Fund, collateral arrangements with respect to short sales shall not be considered to be the issuance of a senior security for purposes of this restriction;

2.	Purchase securities on margin or write call options on its portfolio securities, except for Royce Micro-Cap Opportunity Fund, which is not subject to the restriction on writing call options;

3.	Sell securities short, except for Royce Micro-Cap Opportunity Fund, which is not subject to this restriction;

4.
Borrow money, except that (i) each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund’s total assets and (ii) Royce Micro-Cap Opportunity Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets;

5.	Underwrite the securities of other issuers;

6.	Invest more than 25% of its total assets in the securities of foreign issuers in the case of Royce Opportunity Fund and Royce Special Equity Fund. All other Funds are not subject to this restriction.

7.
Invest in restricted securities (except for Royce Opportunity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Global Financial Services Fund, and Royce Dividend Value Fund, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities and Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Micro-Cap Opportunity Fund, Royce International Premier Fund, Royce International Micro-Cap Fund, and Royce Special Equity Multi- Cap Fund, each of which is not subject to this restriction,) or in repurchase agreements which mature in more than seven days;

8.
Invest more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Global Financial Services Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, Royce International Premier Fund, Royce International Micro-Cap Fund, and Royce Special Equity Multi-Cap Fund) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Royce Pennsylvania Mutual Fund, which is not subject to any such limitation);

9.
Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities) (except for Royce Special Equity Multi-Cap Fund, which is not subject to such limitation);

10.
Invest more than 25% of its assets in any one industry (except for Royce Global Financial Services Fund, which will concentrate and may invest up to 100% of its assets in financial services companies);

11.	Acquire more than 10% of the outstanding voting securities of any one issuer (except for Royce Special Equity Multi-Cap Fund, which is not subject to such limitation);

12.	Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

13.	Purchase or sell commodities or commodity contracts;

14.
Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

15.	Invest in companies for the purpose of exercising control of management;

16.	Purchase portfolio securities from or sell such securities directly to any of the Trust’s Trustees, officers, employees or investment adviser, as principal for their own accounts; or

17.	Invest more than 5% of its total assets in warrants, rights and options.

No Fund may, as a matter of operating policy, invest more than 5% of its net assets in lower- rated (high-risk) non-convertible debt securities.

Royce Opportunity Fund may not, as a matter of operating policy, invest more than 10% of its assets in the securities of foreign issuers.

Royce Special Equity Fund may not, as a matter of operating policy:

1.	Invest more than 5% of its assets in the securities of foreign issuers;

2.	Invest more than 5% of its assets in securities for which market quotations are not readily available; or

3.	Invest more than 5% of its assets in the securities of other investment companies.

Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Premier Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, and Royce Special Equity Multi-Cap Fund may not, as a matter of operating policy, invest more than 25% of their net assets in the securities of foreign issuers.

Each of Royce International Micro-Cap Fund and Royce International Premier Fund may not, as a matter of operating policy, invest more than 35% of its net assets in the securities of companies headquartered in developing countries.

Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Premier Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, and Royce Special Equity Multi-Cap Fund may not, as a matter of operating policy, invest more than 5% of their net assets in the securities of companies that are headquartered in developing countries.

Royce Global Financial Services Fund may not, as a matter of operating policy, invest more than 10% of its net assets in the securities of companies headquartered in developing countries.

Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Micro-Cap Opportunity Fund, Royce Special Equity Multi-Cap Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund may not, as a matter of operating policy, invest more than 15% of their net assets in restricted securities.

Royce Micro-Cap Opportunity Fund may not, as a matter of operating policy:

1.	Write options on its portfolio securities;

2.	Sell securities short; or

3.	Borrow money from banks other than as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its total assets.

For purposes of Fundamental Policy No. 7, the Trust does not consider securities to be “restricted” if they may be sold by the Funds without restriction in the market in which they are primarily traded, outside the United States.

The Trust interprets Fundamental Policies No. 7 and No. 8 to preclude any Fund from investing more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Global Financial Services Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, Royce Special Equity Multi-Cap Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund) of its net assets in illiquid securities.

For purposes of Fundamental Policy No. 14, the Trust does not consider repurchase agreements or the purchase of debt securities, bank certificates of deposit and other similar securities, in accordance with the Funds’ investment policies, to be loans.

Each Fund may invest in the securities of other investment companies (open or closed-end) to the extent permitted under the 1940 Act (except for Royce Special Equity Fund which may invest up to 5% of its total assets in the securities of other investment companies). Notwithstanding the above, the Funds as a matter of operating policy are prohibited from purchasing shares of other investment companies in excess of the limits set forth in the 1940 Act in reliance on the following statutory exceptions to such limits: (i) where the acquiring company and the acquired company are part of the same group of investment companies; and (ii) where the acquiring company and its affiliated persons acquire up to 3% of the outstanding stock of an investment company and such acquiring company has not offered or sold and is not proposing to offer or sell any security which includes a sales load of more than 1.5%.

Royce Opportunity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Global Financial Services Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, Royce Special Equity Multi-Cap Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund may not invest more than 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the “Securities Act”) and other securities for which market quotations are not readily available. Securities which are not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

A large institutional market has developed for these unregistered privately placed restricted securities, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Equity Securities

Each Fund invests in equity securities to the extent set forth in its Prospectus. For these purposes, “equity security” has the meaning set forth in the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Common stocks, preferred stocks, convertible securities, warrants, rights, and options are some examples of equity securities in which the Funds may invest. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on the company’s income for purposes of receiving dividend payments and on the company’s assets in the event of liquidation. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

Funds’ Rights as Stockholders

No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to the company’s management or its board of directors and/or other stockholders if Royce or the Board determines that such matters could have a significant effect on the value of the Fund’s investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company’s corporate structure or business activities; seeking changes in a company’s board of directors or management; seeking changes in a company’s direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or expenses or liabilities incurred.

A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Board determine this to be in the best interests of a Fund’s shareholders.

Securities Lending

Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program organized and monitored by the Funds’ custodian and who are deemed by it to satisfy its requirements. Furthermore, such loans will be made only if, in Royce’s judgment, the consideration to be earned from such loans would justify the risk. Collateral supplied from the borrower that is re-invested is subject to market and other investment-related risks.

The current view of the staff of the Securities and Exchange Commission is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) and Investment Grade Debt Securities

Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody’s Investors Service, Inc. or from BB to D by Standard & Poor’s or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default or about to be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity or perceived capacity to make timely payment of principal and interest. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board. Judgment and other subjective factors play a greater role in the valuation of lower-rated (high-risk) debt securities than securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may adversely affect the value of a Fund’s investment in lower-rated (high-risk) debt securities along with its ability to dispose of that investment.

Since the risk of default is higher for lower-rated (high-risk) debt securities, Royce’s research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations or has improved or is expected to improve in the future. Royce’s analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody’s (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody’s (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody’s (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody’s (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics) without regard to gradations within those ratings categories.

Foreign Investments

Royce International Micro-Cap Fund and Royce International Premier Fund are not subject to any limitation on their respective investments in securities of foreign issuers. Under normal market circumstances, Royce Global Financial Services Fund will invest at least 40% of its net assets in equity securities of companies headquartered in at least three different countries outside of the United States. During periods when market conditions are not deemed favorable by Royce, Royce Global Financial Services Fund will invest at least 30% of its net assets in such companies. Royce Special Equity Fund may invest up to 5% of its total assets in the securities of companies that are headquartered in foreign countries; Royce Opportunity Fund may invest up to 10% of its total assets in the securities of companies that are headquartered in foreign countries; each of Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Opportunity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, and Royce Special Equity Multi-Cap Fund may invest up to 25% of its net assets in the securities of companies that are headquartered in foreign countries. In addition, each Fund may invest in securities of companies whose economic fortunes are linked to foreign countries but do not meet the Fund’s definition of a foreign country security. To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to foreign country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing foreign country securities.

Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund’s portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, confiscatory taxation, foreign exchange controls, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect the value of the Fund’s foreign investments along with its ability to dispose of those investments. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

Although changes in foreign currency rates may adversely affect the value of the Funds’ foreign investments, Royce does not expect to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities it purchases on behalf of the Funds. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency hedging transactions.

Exchange control regulations in such foreign markets may also adversely affect the Funds’ foreign investments and the Funds’ ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

The risk factors noted above are generally heightened for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. See “Developing Countries” below.

The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Developing Countries

Each of Royce International Micro-Cap Fund and Royce International Premier Fund may not invest more than 35% of its net assets in the securities of companies headquartered in developing countries. Royce Global Financial Services Fund may not invest more than 10% of its net assets in the securities of companies that are headquartered in developing countries. Each of Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, and Royce Special Equity Multi-Cap Fund may not invest more than 5% of its net assets in the securities of companies that are headquartered in developing countries.

Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (which include, Austria, Belgium, Denmark, France, Finland, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). The risk factors noted above in “Foreign Investments” are generally heightened for investments in developing countries. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investment in these countries by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain developing countries. Many of the securities markets in developing countries are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. Developing countries may have antiquated legal systems with existing laws and regulations that are inconsistently applied. Generally, developing countries are not subject to as extensive and frequent accounting and financial reporting requirements as in the United States. Transaction costs, including brokerage commissions and dealer mark-ups in developing countries may be higher than in the United States or other developed countries. Investments in developing countries also are subject to the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the value of the Funds’ investments. In addition, each Fund may invest in securities of companies whose economic fortunes are linked to developing countries but do not meet the Fund’s definition of a developing country security. To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to developing country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing developing country securities.

Investments in Other Investment Companies and Exchange-Traded Funds

The Funds (except for Royce Special Equity Fund, which may invest up to 5% of its total assets in the securities of other investment companies) may purchase, sell and invest in the securities of other investment companies, including money market funds, exchange-traded funds (“ETFs”), registered open-end and closed-end funds, and unregistered funds to the extent permitted under the 1940 Act. As a result, to the extent a Fund invests in another investment company, the investment performance of the Fund will be directly impacted by the investment performance of that investment company. Likewise, a Fund will be exposed to the same risks as such investment companies in direct proportion to the allocation of its assets among those investment companies. In addition, when a Fund invests in another investment company, the Fund’s shareholders must bear not only their proportionate share of the Fund’s fees and expenses, but they also must bear indirectly the fees and expenses of the other investment company.

ETFs are ownership interests in registered open-end funds, unit investment trusts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry, sector or asset class. The relevant Funds also may, from time to time, purchase ETFs that sell short a portfolio of securities or other financial asset. An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors. The relevant Funds also may invest in ETFs that use financial derivatives or leverage in an attempt to provide a multiple of the returns of an underlying index or other financial asset on a daily basis or an inverse of those returns. Investment exposure to leveraged or inverse ETFs may increase a Fund’s volatility and magnify any losses.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

If an ETF is an investment company, unless an exemption has been obtained from the Securities and Exchange Commission, the limitations applicable to the relevant Funds’ ability to purchase securities issued by other investment companies will apply.

Repurchase Agreements

In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

The Funds may engage in repurchase agreements which mature in seven days or less, provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with recognized securities dealers, banks and Fixed Income Clearing Corporation, a securities clearing agency registered with the Securities and Exchange Commission, each determined by Royce to represent acceptable credit risk.

Warrants, Rights and Options

Each Fund may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices are not necessarily correlated with the market prices of the underlying securities.

The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to a Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P Small-Cap 600.

Investing in warrants, rights and call options on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit a Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits a Fund to incur additional risk and/or to hedge against risk.

Short Sales

Although Royce Micro-Cap Opportunity Fund is not prohibited from engaging in short sale transactions in accordance with the fundamental investment policies listed above, such Fund, may not, as a matter of operating policy, sell securities short.

Borrowing

Each Fund may not borrow money from banks other than as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its total assets.

Financial Services Companies

Royce Global Financial Services Fund’s emphasis on securities of financial services companies makes it more susceptible to adverse conditions affecting such companies than a fund that does not have its assets invested to a similar degree in such companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level and, to the extent that they operate internationally, in other countries. Each of these companies also may be significantly affected by changes in prevailing interest rates, general economic conditions and industry specific risks. The enactment of new legislation and regulations, as well as changes in the interpretation and enforcement of existing laws and regulations, may directly affect the manner of operations and profitability of companies in the financial services industry. From time to time, changes in law and regulation have permitted greater diversification of their financial products, but the ability of certain financial services companies to expand by acquisition or branching across state lines may be limited. Federal or state law and regulations require banks, bank holding companies, broker dealers and insurance companies to maintain minimum levels of capital and liquidity. Bank regulators have broad authority and can impose sanctions, including conservatorship or receivership, on non-complying banks even when these banks continue to be solvent, thereby possibly resulting in the elimination of stockholders’ equity.

Investments by Affiliated and Non-Affiliated “Funds of Funds” in the Funds

Certain affiliated and non-affiliated investment companies may invest in the Funds. These investment companies are referred to as “funds of funds” because they invest primarily in other investment companies.

From time to time, a Fund may experience relatively large redemptions or investments due to rebalancings of the assets of a fund of funds that are invested in such Fund. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. If this were to occur, the effects of these rebalancing trades or investments by the fund of funds could adversely affect the Fund’s investment performance. Redemptions of Fund shares due to rebalancings could also accelerate the realization of taxable capital gains in a Fund and might increase brokerage and/or other transaction costs.

The Funds’ investment adviser, Royce & Associates, LP, may be subject to potential conflicts of interest in connection with investments by affiliated funds of funds. For example, Royce may have an incentive to permit an affiliated fund of funds to become a more significant shareholder (with the potential to cause greater disruption) than would be permitted for an unaffiliated investor. Royce has committed to the Board that it will resolve any potential conflict in the best interests of the shareholders of a Fund in accordance with its fiduciary duty to the Fund. As necessary, Royce will take such actions as it deems appropriate to minimize potential adverse impacts, including redemption of shares in-kind, rather than in cash. Similar issues may result from investment in a Fund by Section 529 plans.

* * *

Royce believes that each of the Funds, except Royce Total Return Fund and Royce Dividend Value Fund, are suitable for investment only by persons who can invest without concern for current income, and that such Funds are suitable investments only for those investors who are in a financial position to assume above-average risks in the search for long-term capital appreciation.

MANAGEMENT OF THE TRUST

The following tables set forth certain information as to each Trustee and officer of the Trust. The Trustees have oversight responsibility for the Trust’s operations and are subject to various duties imposed on directors of registered investment companies under the 1940 Act and state law.

				Number of	Other Public
		Term of		Portfolios in	Company
	Position(s)	Office* and		Fund Complex	Directorship
Name, Age and Address	Held with	Length of	Principal Occupation(s)	Overseen by	During
of Interested Trustees	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

Charles M. Royce (77) 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Chairman of the Board of Managers of Royce & Associates, LP (“Royce”), the Trust’s investment Adviser; Chief Executive Officer (1972 – June 2016) and President (1972 – July 2014) of Royce.	22	TICC Capital Corp

Christopher D. Clark (51) 7 45 Fifth Avenue New York, NY 10151	Trustee and President	Since 2014	Chief Executive Officer (since July 2014), Co-Chief Investment Officer (since January 2014), Managing Director and, since June 2015, a Member of the Board of Managers of Royce, having been employed by Royce since May 2007.	22	None

*Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. All of the Trust’s trustees are also directors/trustees of Royce Value Trust, Inc. (“RVT”), Royce Micro-Cap Trust, Inc. (“RMT”), Royce Global Value Trust, Inc. (“RGT”), and Royce Capital Fund (“RCF”) (collectively with the Trust, “The Royce Funds”).

				Number of	Other Public
		Term of		Portfolios in	Company
Name, Age and Address	Position(s)	Office* and		Fund Complex	Directorship
of Non- Interested	Held with	Length of	Principal Occupation(s)	Overseen by	During
Trustees	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

Patricia W. Chadwick (68) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2009	Consultant and President of Ravengate Partners LLC (since 2000).	22	Wisconsin Energy Corp. and ING Mutual Funds

Stephen L. Isaacs (77) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 1989	Attorney and President of Health Policy Associates, Inc., consultants. Mr. Isaacs’s prior business experience includes having served as President of The Center for Health and Social Policy (from 1996-2012); Director of Columbia University Development Law and Policy Program and Professor at Columbia University (until August 1996).	22	None

Arthur S. Mehlman (74) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2004	Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation (non-profits). Formerly: Director of Municipal Mortgage and Equity, LLC (from October 2004 to April 2011); Director of University of Maryland College Park Foundation (non-profit) (from 1998 to 2005); Partner, KPMG LLP (international accounting firm) (from 1972 to 2002); Director of Maryland Business Roundtable for Education (from July 1984 to June 2002).	40 (Director/Trustee of all Royce Funds consisting of 22 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 18 portfolios)	None

				Number of	Other Public
		Term of		Portfolios in	Company
Name, Age and Address	Position(s)	Office* and		Fund Complex	Directorship
of Non- Interested	Held with	Length of	Principal Occupation(s)	Overseen by	During
Trustees	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

David L. Meister (77) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Consultant. Chairman and Chief Executive Officer of The Tennis Channel (from June 2000 to March 2005). Mr. Meister’s prior business experience includes having served as a Chief Executive Officer of Seniorlife.com, a consultant to the communications industry, President of Financial News Network, Senior Vice President of HBO, President of Time-Life Films and Head of Broadcasting for Major League Baseball.	22	None

G. Peter O’Brien (71) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2001	Director, Bridges School (since 2006); Trustee Emeritus of University (since 2005); Board Member of Hill House, Inc. (since 1999); Formerly: Trustee of Colgate University (from 1996 to 2005), President of Hill House, Inc. (from 2001 to 2005) and Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (from 1971 to 1999).	40 (Director/Trustee of all Royce Funds consisting of 22 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 18 portfolios)	TICC Capital

Michael K. Shields (58) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since April 2015	President and Chief Executive Officer of Piedmont Trust Company, a private North Carolina trust company (since May 2012). Mr. Shields’s prior business experience includes owning Shields Advisors, an investment consulting firm (from April 2010 to June 2012).	22	None

*Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. All of the Trust’s trustees are also directors/trustees of RVT, RMT, RGT, and RCF.

				Number of	Other Public
		Term of		Portfolios in	Company
	Position(s)	Office** and		Fund Complex	Directorships
Name, Age and Address	Held with	Length of	Principal Occupation(s)	Overseen by	During
of Trust Officers	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

Peter K. Hoglund* (51) 745 Fifth Avenue New York, NY 10151	Treasurer	Since 2015	Chief Financial Officer, Chief Administrative Officer and Managing Director of Royce, having been employed by Royce since December 2014. Prior to joining Royce, Mr. Hoglund spent more than 20 years with Munder Capital Management in Birmingham, MI, serving as Managing Director and Chief Financial Officer and overseeing all financial aspects of the firm. He began his career at Munder as a portfolio manager.	N/A	None

Daniel A. O’Byrne* (54) 745 Fifth Avenue New York, NY 10151	Vice President and Assistant Secretary	Since 1994	Principal and Vice President of Royce, having been employed by Royce since October 1986.	N/A	None

Francis D. Gannon* (49) 745 Fifth Avenue New York, NY 10151	Vice President	Since 2014	Co-Chief Investment Officer (since January 2014) and Managing Director of Royce, having been employed by Royce since September 2006.	N/A	None

John E. Denneen* (50) 745 Fifth Avenue New York, NY 10151	Secretary and Chief Legal Officer	1996-2001 and since April 2002	General Counsel, Managing Director and, since June 2015, member of the Board of Managers of Royce; Chief Legal and Compliance Officer and Secretary of Royce.	N/A	None

Lisa Curcio* (57) 745 Fifth Avenue New York, NY 10151	Chief Compliance Officer	Since October 2004	Chief Compliance Officer of The Royce Funds (since October 2004) and Compliance Officer of Royce (since June 2004).	N/A	None

*An “interested person” of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.
**Each officer will hold office for the year ending December 31, 2016 and thereafter until their respective successors are duly elected and qualified.

Additional information about each Trustee follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Trustee possesses which the Board believes has prepared them to be effective Trustees.

•
Charles M. Royce – In addition to his tenure as a Trustee of The Royce Funds, Mr. Royce serves as the Chairman of the Board of Managers of Royce. Mr. Royce served as the Chief Executive Officer of Royce from 1972 to June 2016 and the President of Royce from 1972 to June 2014. Mr. Royce has over 40 years of investment and business experience.

•
Christopher D. Clark – In addition to his tenure as a Trustee of The Royce Funds, Mr. Clark serves as the Chief Executive Officer, President, and Co-Chief Investment Officer of Royce, having been employed by Royce since 2007. Mr. Clark has over 25 years of investment and business experience, including extensive experience in the financial sector.

•
Patricia W. Chadwick – In addition to her tenure as a Trustee of The Royce Funds, Ms. Chadwick is designated as an Audit Committee Financial Expert. Ms. Chadwick has over 30 years of investment and business experience, including extensive experience in the financial sector and as a consultant to business and non-profit entities. In addition, Ms. Chadwick has served on the boards of a variety of public and private companies and non- profit entities, including currently serving on the board of two public companies.

•
Stephen L. Isaacs – In addition to his tenure as a Trustee of The Royce Funds, Mr. Isaacs serves as Attorney and President of a private consulting firm. Mr. Isaacs has over 40 years of business and academic experience, including extensive experience related to public health and philanthropy.

•
Arthur S. Mehlman – In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. Mehlman serves as the Chairman of the Board’s Audit Committee, acting as liaison between the Boards and the Funds’ independent registered public accountants, and is designated as an Audit Committee Financial Expert. Mr. Mehlman has over 35 years of business experience, including as Partner of an international accounting firm and a Director for various private companies and non-profit entities.

•
David L. Meister – In addition to his tenure as a Trustee of The Royce Funds, Mr. Meister has over 40 years of business experience, including extensive experience as an executive officer in and consultant to the communications industry.

•
G. Peter O’Brien – In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. O’Brien serves as co-Chairman of the Boards’ Nominating Committee. Mr. O’Brien has over 35 years of business experience, including extensive experience in the financial sector. In addition, Mr. O’Brien has served on the boards of public companies and non-profit entities.

•
Michael K. Shields – In addition to his tenure as a Trustee of The Royce Funds, Mr. Shields serves as President and Chief Executive Officer of Piedmont Trust Company, a private North Carolina trust company. Mr. Shields has over 30 years of investment and business experience, including extensive experience in the financial sector.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that their members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice, public service or academic positions; experience from service as a board member (including the Board of the Fund) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences. The charter for the Boards’ Nominating Committee contains certain other specific factors considered by the Nominating Committee in identifying and selecting Trustee candidates (as described below).

To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with Royce, and also may benefit from information provided by Royce’s internal counsel; both Board and Royce’s internal counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Board Composition and Leadership Structure

The 1940 Act requires that at least 40% of the Trust’s trustees not be “interested persons” (as defined in the 1940 Act) of the Trust and as such are not affiliated with Royce (“Independent Trustees”). To rely on certain exemptive rules under the 1940 Act, a majority of a Trust’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 75% of the Trust’s Trustees are Independent Trustees. The Board does not have a chairman, but the President, an interested person of the Fund, acts as chairman at the Board meetings. The Independent Trustees have not designated a lead Independent Trustee, but the Chairman of the Audit Committee, Mr. Mehlman, generally acts as chairman of meetings or executive sessions of the Independent Trustees and, when appropriate, represents the views of the Independent Trustees to management. The Board has determined that its leadership structure is appropriate in light of the services that Royce and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships.

Information relating to the share ownership of each Trustee in the Funds and in the other funds in the group of registered investment companies comprising The Royce Funds that are overseen by the respective Trustee as of December 31, 2016 is set forth in the tables below.

Charles M. Royce

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	Over $100,000
Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	$50,000 - $100,000
Royce Total Return Fund	Over $100,000
Royce Small/Mid-Cap Premier Fund	Over $100,000
Royce Small-Cap Leaders Fund	Over $100,000
Royce Global Financial Services Fund	Over $100,000
Royce Dividend Value Fund	Over $100,000
Royce International Premier Fund	Over $100,000
Royce International Micro-Cap Fund	Over $100,000

The Royce Funds		Over $100,000

Christopher D. Clark
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Micro-Cap Opportunity Fund	Over $100,000
Royce Small-Cap Leaders Fund	Over $100,000
Royce Small/Mid-Cap Premier Fund	Over $100,000

The Royce Funds		Over $100,000

Patricia W. Chadwick
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Dividend Value Fund	Over $100,000
Royce Small-Cap Leaders Fund	Over $100,000
Royce International Premier Fund	Over $100,000

The Royce Funds		Over $100,000

Stephen L. Isaacs

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	$50,001 - $100,000
Royce Micro-Cap Fund	$10,001 - $50,000
Royce Premier Fund	$10,001 - $50,000
Royce Special Equity Fund	$50,001 - $100,000
Royce Low-Priced Stock Fund	$1 - $10,000
Royce Total Return Fund	$1 - $10,000
Royce Opportunity Fund	$10,001 - $50,000
Royce Special Equity Multi-Cap Fund	$50,001 - $100,000

The Royce Funds		Over $100,000

Arthur S. Mehlman
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Low-Priced Stock Fund	$10,001 - $50,000
Royce Total Return Fund	$50,001 - $100,000
Royce Small-Cap Value Fund	$50,001 - $100,000

The Royce Funds		Over $100,000

David L. Meister
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Total Return Fund	Over $100,000
Royce Special Equity Fund	Over $100,000
Royce Smaller-Companies
Growth Fund	$10,001 - $50,000
Royce Dividend Value Fund	$10,001 - $50,000
Royce Small-Cap Leaders Fund	$10,001 - $50,000
Royce Special Equity Multi-Cap Fund	Over $100,000

The Royce Funds		Over $100,000

G. Peter O’Brien
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	$50,001 - $100,000
Royce Total Return Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Special Equity Fund	Over $100,000
Royce Special Equity Multi-Cap	Over $100,000
Fund Royce Small-Cap Leaders Fund	Over $100,000

The Royce Funds		Over $100,000

Michael K. Shields
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Special Equity Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

The Board has an Audit Committee, comprised of Patricia W. Chadwick, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister, G. Peter O’Brien, and Michael K. Shields. The Audit Committee is responsible for, among other things, recommending the selection and nomination of the Funds’ independent accountants and for conducting post-audit reviews of the Funds’ financial statements with such independent accountants. The Trust has adopted an Audit Committee charter. Mr. Mehlman serves as Chairman of the Audit Committee. Ms. Chadwick and Mr. Mehlman are designated as Audit Committee Financial Experts, as defined under Securities and Exchange Commission Regulations. During the year ended December 31, 2016, the Audit Committee held two meetings.

The Board has a Nominating Committee, comprised of Patricia W. Chadwick, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister, G. Peter O’Brien, and Michael K. Shields. The Nominating Committee is responsible for, among other things, identifying individuals qualified to serve as Independent Trustees of the Fund and recommending its nominees for consideration by the Fund’s full Board. The Trust has adopted a Nominating Committee charter. Mr. O’Brien serves as Chairman of the Nominating Committee. While the Committee is solely responsible for the selection and nomination of the Fund’s Independent Trustees, the Committee will review and consider nominations for the office of Trustee made by management and by Fund shareholders as it deems appropriate. Shareholders who wish to recommend a nominee should send their suggestions to the Secretary of the Fund, which should include biographical information and set forth their proposed nominee’s qualifications. The Nominating Committee did not hold any meetings during the year ended December 31, 2016.

The Nominating Committee charter requires the Nominating Committee to identify individuals qualified to serve as Independent Trustees of the Fund and to recommend its nominees for consideration by the Board. In considering potential nominees, the Nominating Committee will take into consideration; (i) the contribution which the person can make to the Board, with consideration given to the person’s business and professional experience, education and such other factors as the Committee may consider relevant, including but not limited to whether a potential nominee’s personal and professional qualities and attributes would provide a beneficial diversity of skills, experience and/or perspective to the Board; (ii) the character and integrity of the person; (iii) whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee or Independent Trustee of the Fund; (iv) whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Fund, Fund service providers or their affiliates; (v) whether or not the person is financially literate pursuant to stock exchange audit committee membership standards; (vi) whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related investment company complexes; (vii) whether or not the person is willing to serve as, and willing and able to commit the time necessary for the performance of the duties of, a Trustee of the Fund; and (viii) whether or not the selection and nomination of the person would be in the best interest of the Fund in light of the requirements of the Fund’s retirement policies. While the Nominating Committee does not have a formal policy regarding diversity, as noted above, it may consider the diversity of skills, experience and/or perspective a potential nominee will bring to the Board as part of its evaluation of the contribution such potential nominee will make to the Board. Such factors will be considered in light of the other factors described above and in the context of the Board’s existing membership at the time such potential candidate is considered.

Board’s Oversight Role in Management

The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Funds, primarily Royce and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman of the Audit Committee, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Fund’s and Royce’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee (which consists of the six Independent Trustees) meets during its scheduled meetings, and between meetings the Chairman of the Audit Committee maintains contact with the Fund’s independent registered public accounting firm and the Fund’s Treasurer. The Board also receives periodic presentations from senior personnel of Royce or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, investment research and securities lending. The Board also receives reports from counsel to Royce and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.

For the year ended December 31, 2016, the following trustees received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds:

			Total
		Pension or Retirement	Compensation	Total
	Aggregate	Benefits Accrued As	from The Royce	Compensation
	Compensation	Part of	Funds paid to	from
Name	from the Trust	Trust Expenses	Trustees/Directors	Fund Complex*

Patricia W. Chadwick,	$196,500	N/A	$259,300	$259,300
Trustee
Stephen L. Isaacs,	196,500	N/A	259,300	259,300
Trustee
Arthur S. Mehlman,	196,500	N/A	259,300	436,800
Trustee
David L. Meister,	196,500	N/A	259,300	259,300
Trustee
G. Peter O’Brien,	196,500	N/A	259,300	426,800
Trustee
Michael K. Shields	196,500	N/A	259,300	259,300
Trustee

* Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2016 from the Fund Complex. As of the date hereof, the Fund Complex includes the 22 portfolios of The Royce Funds and the 18 portfolios of the Legg Mason Funds.

For the period January 1, 2016 to June 30, 2016, each of the non-interested Trustees was paid at an annual rate of $174,000 for serving on the Board, plus $6,500 for each Board meeting attended. After the Board voted to lower its fees effective July 1, 2016, each of the non-interested Trustees was paid at an annual rate of $154,000 for serving on the Board, plus $6,500 for each Board meeting attended, for the period July 1, 2016 to December 31, 2016. Each of the non-interested Trustees shall be paid at an annual rate of $154,000 for serving on the Board, plus $6,500 for each Board meeting attended, for the period January 1, 2017 to December 31, 2017.

Information Concerning Royce

On October 1, 2001, Royce & Associates, Inc., the Funds’ investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). On March 31, 2002, Royce & Associates, Inc. was merged into Royce Holdings, LLC (a wholly-owned subsidiary of Legg Mason), which then changed its name to Royce & Associates, LLC. As a result of this merger, Royce & Associates, LLC became the Funds’ investment adviser and a direct wholly-owned subsidiary of Legg Mason. Effective March 1, 2016, Royce & Associates, LLC transitioned to Royce & Associates, LP, a subsidiary of Legg Mason. Founded in 1899, Legg Mason is a publicly-held financial services company primarily engaged in providing asset management and related financial services through its subsidiaries. As of March 31, 2017, Legg Mason’s asset management subsidiaries had aggregate assets under management of approximately $728 billion.

PRINCIPAL HOLDERS OF SHARES

As of April 3, 2017, the following persons were known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding shares of any class of certain of its Funds:

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Pennsylvania Mutual Fund
Investment Class

National Financial Services	18,735,688	Record	12.83%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Charles Schwab & Co., Inc.	21,236,463	Record	14.54%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	7,352,805	Record	5.04%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Royce Pennsylvania Mutual Fund
Consultant Class

Morgan Stanley Smith Barney	15,492,954	Record	36.43%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co., Inc.	2,931,225	Record	6.89%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Wells Fargo Clearing Services LLC	3,471,078	Record	8.16%
Special Custody Acct For The
Exclusive Benefit Of Customer
2801 Market St.
St, Louis, MO 63103-2523

Pershing LLC	2,279,574	Record	5.36%
P.O. Box 2052
Jersey City, NJ 07303-2052

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Raymond James	2,154,409	Record	5.07%
Omnibus for Mutual Funds
House Acct.
Attn: Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Royce Pennsylvania Mutual Fund
Service Class

National Financial Services	4,718,047	Record	54.57%
FEBO Our Customers
200 Liberty St., 1 World Fin. Ctr
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281

Charles Schwab & Co., Inc.	2,303,263	Record	26.64%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Pennsylvania Mutual Fund
K Class

State Street Bank and Trust Trustee	82,241	Record	28.06%
FBO ADP Access Product
1 Lincoln Street
Boston, MA 02111-2900

Petro Cohen, P.C., Trustee, FBO:	42,125	Record	14.37%
Petro Cohen, P.C., 401(K) Plan
c/o Fascore LLC
8515 E Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Kenneth Dardick & Ross Winakor TTEE	24,760	Record	8.45%
Mansfield Family Practice LLC
c/o Fascore LLC
8515 E Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Nationwide Trust Company FSB	23,016	Record	7.85%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

RA Sobczak & Rachael Vogel Trustee	19,882	Record	6.78%
Mequon Dental Group 401K PSP
c/o Fascore LLC
8515 E Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Pennsylvania Mutual Fund
Institutional Class

NFS LLC FEBO	3,288,205	Record	14.98%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way #KWIC
Covington, KY 41015-1987

State of Colorado College Invest	2,633,837	Record	12.00%
Equity Portfolio Scholars
Choice Savings Program
Attn: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1427

State of Colorado College Invest	1,940,407	Record	8.84%
Equity Portfolio Scholars
Choice Savings Program
Attn: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1427

Wells Fargo Weathbuilder
Tactical Equity Portfolio	1,794,483	Record	8.17%
525 Market Street, 12th Floor
San Francisco, CA 94105-2720

Wells Fargo Weathbuilder	1,782,976	Record	8.12%
Growth Balanced Portfolio
525 Market Street, 12th Floor
San Francisco, CA 94105-2720

State of Colorado College Invest	1,693,851	Record	7.71%
Equity Portfolio Scholars
Choice Savings Program
Attn: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1427

TIAA-CREF Trust Co. Cust/TTEE FBO	1,587,323	Record	7.23%
Retirement Plans For Which
TIAA Acts As Recordkeeper
Attn: Trust Operations
211 N. Broadway, Ste. 1000
St. Louis, MO 63102-2748

	Number	Type	Percentage of
Fund and Share Class	of Shares	of Ownership	Outstanding Shares

Wells Fargo Weathbuilder	1,102,009	Record	5.02%
Growth Balanced Portfolio
525 Market Street, 12th Floor
San Francisco, CA 94105-2720

Royce Pennsylvania Mutual Fund
R Class

Voya Retirement Insurance and	108,511	Record	7.06%
Annuity Company
1 Orange Way
Windsor, CT 06095-4773

Matrix Trust Company Trustee	95,246	Record	6.19%
Personal Care Products Council 401K
717 17th Street, Suite 1300
Denver, CO 80202-3304

Royce Micro-Cap Fund
Investment Class

Charles Schwab & Co., Inc.	2,242,489	Record	14.74%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	1,608,237	Record	10.57%
Harborside Financial
Center Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	1,562,120	Record	10.27%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Micro-Cap Fund
Consultant Class

Morgan Stanley Smith Barney	1,482,976	Record	45.82%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Charles Schwab & Co. Inc.	240,075	Record	7.42%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Raymond James	239,917	Record	7.41%
Omnibus for Mutual Funds
House Acct.
Attn: Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

UBS WM USA	202,536	Record	6.26%
Omni Account M/F
Spcl Cdy A/C EBOC UBSFSI
1000 Harbor Blvd.
Weehawken, NJ 07086-6761

Wells Fargo Clearing Services LLC	165,783	Record	5.12%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Micro-Cap Fund
Service Class

Morgan Stanley Smith Barney	645,598	Record	43.33%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

BNY Mellon Investment Servicing Inc.	507,564	Record	34.06%
FBO Primerica Financial Services
760 Moore Road
King of Prussia, PA 19406-1212

Charles Schwab & Co. Inc.	145,899	Record	9.79%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Premier Fund
Investment Class

Charles Schwab & Co., Inc.	25,410,252	Record	23.44%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	20,485,259	Record	18.90%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Morgan Stanley Smith Barney	16,845,517	Record	15.54%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Royce Premier Fund
Service Class

Great-West Trust Company TTEE F	632,001	Record	20.03%
Bentley Systems Incorporated Profit
Ring/401K Plan
8515 E. Orchard Rd. 2T2
Greenwood Vlg, CO 80111-5002

Charles Schwab & Co., Inc.	460,174	Record	14.59%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

WTRISC CO IRFA Omnibus Acct	384,395	Record	12.18%
c/o ICMA Retirement Corporation
777 North Capitol Street, NE
Washington, DC 20002-4239

Morgan Stanley Smith Barney	271,405	Record	8.60%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	232,651	Record	7.37%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

ICMA Retirement Corporation	193,095	Record	6.12%
777 North Capitol Street, NE
Washington, DC 20002-4240

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Premier Fund
Institutional Class

Edward D Jones & Co.	10,593,898	Record	63.06%
For The Benefit of Customers
12555 Manchester Rd.
St. Louis, MO 63131-3729

NFS LLC FEBO	1,704,020	Record	10.14%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

NFC LLC FEBO	1,281,845	Record	7.63%
Country Trust
P.O. Box 2020
Bloomington, IL 61702-2020

NFS LLC FEBO	1,177,101	Record	7.01%
State Street Bank Trust Co.
TTEE Various Retirement Plans
440 Mamaroneck Avenue
Harrison, NY 10528-2418

Royce Premier Fund
W Class

Wells Fargo Clearing Services LLC	7,299,459	Record	81.16%
2801 Market Street
St. Louis, MO 63103-2523

Royce Premier Fund
R Class

Voya Institutional Trust Company	698,203	Record	78.44%
1 Orange Way
Windsor, CT 06095-4773

Voya Retirement Insurance and	52,916	Record	5.95%
Annuity Co.
1 Orange Way
Windsor, CT 06095-4773

Royce Premier Fund
Consultant Class

Morgan Stanley Smith Barney	690,615	Record	28.51%
Harborside Financial Center
Plaza 2, 3 rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

UBS WM USA	474,420	Record	19.59%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Charles Schwab & Co., Inc.	247,524	Record	10.22%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Wells Fargo Clearing Services LLC	236,650	Record	9.77%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Raymond James	156,285	Record	6.20%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Low-Priced Stock Fund
Service Class

Charles Schwab & Co., Inc.	11,024,937	Record	34.44%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	8,198,610	Record	25.61%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Reliance Trust Company FBO	1,684,671	Record	5.26%
Retirement Plans Serviced by MetLife
8515 E Orchard Rd, 2T2
Greenwood Village, CO 80111-5001

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Low-Priced Stock Fund
Investment Class

Wells Fargo Clearing Services LLC	506,332	Record	19.35%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

UBS WM USA	416,009	Record	15.90%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Pershing LLC	239,668	Record	9.16%
P.O. Box 2052
Jersey City, NJ 07303-2052

Morgan Stanley Smith Barney	189,671	Record	7.25%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	174,734	Record	6.68%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Low-Priced Stock Fund
R Class
	95,129	Record	75.42%
DCGT As Trustee and/or Cust
FBO PLIC Various Retirement Plans
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

MG Trust Company Cust. FBO	8,382	Record	6.65%
Albert Lea Area Schools 403(B) Plan
717 17 th Street, Suite 1300
Denver, CO 80202-3304

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Low-Priced Stock Fund
Institutional Class

NFS LLC FEBO	1,049,596	Record	81.43%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

Charles Schwab & Co. Inc.	149,156	Record	11.57%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Total Return Fund
Investment Class

Charles Schwab & Co. Inc.	27,498,845	Record	20.94%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	22,104,927	Record	16.83%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	19,079,760	Record	14.53%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Morgan Stanley Smith Barney	10,721,374	Record	8.16%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Wells Fargo Clearing Services LLC	6,650,538	Record	5.06%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Total Return Fund
Consultant Class

Morgan Stanley Smith Barney	7,274,819	Record	40.36%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Wells Fargo Clearing Services LLC	1,763,976	Record	9.79%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Raymond James	1,314,760	Record	7.29%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Charles Schwab & Co., Inc.	1,264,078	Record	7.01%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

RBC Capital Markets LLC	929,428	Record	5.16%
Mutual Fund Omnibus Processing
Omnibus
Attn: Mutual Fund Ops Manager
60 S. 6th St., Ste. 700, #PO8
Minneapolis, MN 55402-4413

Royce Total Return Fund
Service Class

National Financial Services	2,546,022	Record	24.09%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	2,496,834	Record	23.63%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the	1,084,319	Record	10.26%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Vanguard Fiduciary Trust Company	808,211	Record	7.65%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Massachusetts Mutual Insurance	617,513	Record	5.84%
Company
1295 State Street, MIP C255
Springfield, MA 01111-0001

Royce Total Return Fund
Institutional Class

State Street Bank & Trust Company	5,186,056	Record	16.63%
Attn: Julia Munoz
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

NFS LLC FEBO	4,772,263	Record	15.30%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

Maril & Co. FBO NA	3,305,565	Record	10.60%
c/o BMO Harris Bank NA Attn: MF
480 Pilgrim Way, Suite 1000
Greenbay, WI 54304-5280

Great West Trust Co. As Trustee	2,998,864	Record	9.62%
Bloomberg L.P. 401(K) Plan
11500 Outlook Street
Overland Park, KS 66211-1804

John Hancock Trust Company LLC	2,756,566	Record	8.84%
690 Canton St., Ste. 100
Westwood, MA 02090-2324

VRSCO	2,555,242	Record	8.19%
FBO AIGFSB Cust. TTEE FBO
Moses Cone Health System
403B
2929 Allen Parkway, Ste. A6-20
Houston, TX 77019-7117

Vanguard Fiduciary Trust Company	2,229,674	Record	7.15%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Total Return Fund
W Class

Wells Fargo Clearing Services LLC	5,497,411	Record	92.84%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Total Return Fund
R Class

Hartford Life Ins. Co.	1,039,207	Record	28.49%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Voya Institutional Trust Company	584,995	Record	16.04%
1 Orange Way
Windsor, CT 06095-4773

Royce Total Return Fund
K Class

Hartford Life Ins. Co.	811,255	Record	19.71%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Great-West Trust Co. TTEE	794,905	Record	19.32%
Employee Benefits Clients
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Great West Life & Annuity	602,588	Record	14.64%
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Capital Bank & Trust Co. TTEE	262,788	Record	6.39%
FBO Apollo Inc 401K Profit Sharing Plan
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Royce Small/Mid-Cap Premier Fund
Consultant Class

Morgan Stanley Smith Barney	348,173	Record	33.50%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Raymond James	136,677	Record	13.15%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Wells Fargo Clearing Services LLC	67,139	Record	6.46%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Small/Mid-Cap Premier Fund
Investment Class

LM Dynamic MultiStrategy VIT	4,442,132	Record	77.10%
Portfolio
Attn: Steve Bleiberg
620 8thAvenue, 49th Floor
New York, NY 10018-1618

Royce Small/Mid-Cap Premier Fund
Service Class

Charles Schwab & Co. Inc.	1,414,687	Record	16.91%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Royce Small/Mid-Cap Premier Fund
R Class

Ascensus Trust Company FBO	36,525	Record	18.63%
Bambacigno Steel Co. Inc.
401(K) PS PL
P.O. Box 10758
Fargo, ND 58106-0758

Craig Nielsen & Matthew Nielsen TTE	24,143	Record	12.32%
FBO Nielsen-Massey Vanillas Inc 401
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

MG Trust Company Cust. FBO	20,765	Record	10.59%
Albert Lea Area Schools 403(B)
Plan 717 17th Street, Suite 1300
Denver, CO 80202-3304

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Andrew I Pupkin DDS PA Trustee FBO	16,297	Record	8.31%
Andrew I Pupkin DDS PA 401(K) Plan
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Antwne Cob Jhnsn Pearce Puce & Stnc	13,027	Record	6.65%
FBO W Tenn Bone Joint Clinic PC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Ascensus Trust Company FBO	10,603	Record	5.41%
Dusckas Funeral Home, Inc. 401K Ret.
P.O. Box 10758
Fargo, ND 58106-0758

Royce Opportunity Fund
Investment Class

Charles Schwab & Co. Inc.	9,464,805	Record	16.52%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

John Hancock Life Insurance	9,163,508	Record	16.00%
Co. USA
RPS - Trading OPS ET4
601 Congress Street
Boston, MA 02210-2804

National Financial Services	6,476,415	Record	11.31%
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	4,251,545	Record	7.42%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Opportunity Fund
Service Class

National Financial Services	2,984,895	Record	51.43%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Charles Schwab & Co. Inc.	626,054	Record	10.79%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Pershing LLC	418,081	Record	7.20%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Opportunity Fund
Institutional Class

The Northern Trust Co.	19,420,672	Record	46.65%
Accenture LLP
P.O. Box 92994
Chicago, IL 60675-0001

NFS LLC FEBO	5,958,478	Record	14.31%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

UBS WM USA	3,107,619	Record	7.47%
Omni Account M/F
Spec Cdy A/C
1000 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761

Charles Schwab & Co. Inc.	2,520,728	Record	6.06%
Attn: Mutual Fund Ops.
101 Montgomery Street
San Francisco, CA 94104-4151

MLPF&S For the Sole Benefit of	2,361,290	Record	5.67%
Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Opportunity Fund
Consultant Class

Raymond James	358,914	Record	19.57%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Morgan Stanley Smith	246,885	Record	13.46%
Barney Harborside Financial
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Wells Fargo Clearing Services LLC	115,510	Record	6.30%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Opportunity Fund
R Class

Sammons Financial Network LLC	2,413,623	Record	77.60%
4546 Corporate Dr., Ste. 100
WDM, IA 50266-5911

DCGT As TTEE and/or Cust	203,991	Record	6.56%
FBO PLIC Various Retirement
Plans
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Royce Opportunity Fund
K Class

DCGT as Trustee and/or Cust.	95,928	Record	15.28%
FBO PLIC Various Retirement Plans
Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Nationwide Trust Company FSB	62,971	Record	10.03%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

FIIOC FBO	66,154	Record	10.54%
Segal McCambridge Singer
& Mahoney Ltd. 401(K) PSP
100 Magellan Way
Covington, KY 41015-1999

Smith Sovik Kendrick & Sugnet TTEE	60,912	Record	9.70%
Smith Sovik Kendrick & Sugnet PC
c/o Fascore LLC
8515 E Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Royce Special Equity Fund
Service Class

Charles Schwab & Co. Inc.	1,266,328	Record	24.62%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	1,022,626	Record	19.88%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	533,700	Record	10.38%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

TD Ameritrade Inc. for the	307,827	Record	5.98%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Special Equity Fund
Investment Class

Charles Schwab & Co. Inc.	10,821,055	Record	20.23%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	8,800,973	Record	16.45%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	5,621,723	Record	10.51%
P.O. Box 2052
Jersey City, NJ 07303-2052

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

UBS WM USA	3,794,977	Record	7.09%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Raymond James	2,700,763	Record	5.05%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Special Equity Fund
Institutional Class

Edward D. Jones & Co.	4,014,655	Record	30.30%
For the Benefit of Customers
12555 Manchester Road
St. Louis, MO 63131-3729

Automatic Data Processing Inc.	1,980,118	Record	14.95%
Pension Retirement Plan
4 New York Plaza, Fl. 15
New York, NY 10004-2413

NFS LLC FEBO	1,372,675	Record	10.36%
FIIOC As Agent for the Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way #KW1C
Covington KY 41015-1987

NFS LLC FEBO	1,201,523	Record	9.07%
Lauer & Co. As Nominee Agent for
Glenmede Trust Co.
P.O. Box 58997 Philadelphia,
PA 19102-8997

NFS LLC FEBO	800,493	Record	6.04%
The Northern Trust Company
P.O. Box 92956
Chicago, IL 60675-2956

SEI Private Trust Co., c/o Rockland	761,586	Record	5.75%
Attn: Mutual Fund Admin.
1 Freedom Valley Dr.
Oaks, PA 19456-9989

T. Rowe Price Trust Co.	716,952	Record	5.41%
FBO Retirement Plan Clients
DTD 03/01/01
P.O. Box 17215
Baltimore, MD 21297-1215

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Special Equity Fund
Consultant Class

Morgan Stanley Smith Barney	694,714	Record	28.36%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	388,082	Record	15.84%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Pershing LLC	331,800	Record	13.55%
P.O. Box 2052
Jersey City, NJ 07303-2052

UBS WM USA	123,204	Record	5.03%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Royce Small-Cap Value Fund
Service Class

National Financial Services	7,269,182	Record	37.14%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	5,587,065	Record	28.55%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Small-Cap Value Fund
Consultant Class

Morgan Stanley Smith Barney	412,410	Record	23.50%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	340,462	Record	19.40%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

UBS WM USA	242,462	Record	13.82%
Omni Acct. M/F
Spec Cdy A/C EBOC UBSFSI
1000 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761

RBC Capital Markets LLC	121,098	Record	6.90%
Mutual Fund Omnibus
Processing
Omnibus
Attn: Mutual Fund Ops Manager
60 S. 6th St., Ste. 700, #PO8,
Minneapolis, MN 55402-4413

Wells Fargo Clearing Services LLC	97,096	Record	5.53%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Small-Cap Value Fund
Investment Class

Wells Fargo Clearing Services LLC	1,675,508	Record	24.45%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Charles Schwab & Co. Inc.	1,204,744	Record	17.58%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	1,162,327	Record	16.96%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Morgan Stanley Smith Barney	477,005	Record	6.96%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

UBS WM USA	347,932	Record	5.08%
Attn: Department Mgr.
1000 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Small-Cap Value Fund
Institutional Class

Legg Mason Partners Lifestyle	6,600,589	Record	51.54%
Series Inc. Allocation 85%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

Legg Mason Partners Lifestyle	2,680,486	Record	20.93%
Series Inc. Allocation 70%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

Legg Mason Partners Lifestyle	1,099,848	Record	8.59%
Series Inc. Allocation 50%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

Legg Mason Partners Variable	1,012,386	Record	7.91%
Lifestyle Allocation 85%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

Royce Small-Cap Value Fund
R Class

Hartford Life Ins. Co.	970,516	Record	54.85%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Capital Bank & Trust Co. TTEE FBO	240,678	Record	13.60%
ATS Automation Inc 401K
c/o Fascore LLC
8515 E. Orchard Rd, 2T2
Greenwood Village, CO 80111-5002

Voya Retirement Insurance and	109,529	Record	6.19%
Annuity Co.
1 Orange Way
Windsor, CT 06095-4773

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Small-Cap Value Fund
K Class

Hartford Life Ins. Co.	173,050	Record	55.11%
Separate Account
Attn: UIT Operations
P.O. Box 299
Hartford, CT 06104-2999

Nationwide Trust Company FSB	48,324	Record	15.39%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Reliance Trust Company FBO	35,398	Record	11.27%
MassMutual PREM
P.O. Box 48529
Atlanta, GA 30362-1529

Voya Retirement Insurance and	33,304	Record	10.61%
Annuity Co.
1 Orange Way
Windsor, CT 06095-4773

Royce Smaller-Companies Growth Fund
Service Class

National Financial Services	10,068,897	Record	42.26%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	6,213,544	Record	26.08%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Smaller-Companies Growth Fund
Institutional Class

NFS LLC FEBO	890,422	Record	57.26%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Charles Schwab & Co. Inc.	263,459	Record	16.94%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

John Hancock Trust Co. LLC	196,778	Record	12.65%
690 Canton St., Ste. 100
Westwood, MA 02090-2324

Brown Brothers Harriman and Company	93,110	Record	5.99%
As Custodian
525 Washington Blvd.
Jersey City, NJ 07310-1606

Royce Smaller-Companies Growth Fund
Investment Class

Morgan Stanley Smith Barney	5,048,762	Record	61.22%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Wells Fargo Clearing Services LLC	854,795	Record	10.37%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Charles Schwab & Co. Inc.	434,796	Record	5.27%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Smaller-Companies Growth Fund
Consultant Class

Morgan Stanley Smith Barney	476,395	Record	45.44%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Wells Fargo Clearing Services LLC	140,730	Record	13.42%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

UBS WM USA	62,669	Record	5.98%
Omni Acct. M/F
Spec Cdy A/C EBOC UBSFSI
1000 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761

Raymond James	56,520	Record	5.39%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Smaller-Companies Growth Fund
R Class

Sammons Financial Network	29,281	Record	39.27%
LLC 4546 Corporate Drive,
Suite 100
WDM, IA 50266-5911

Capital Bank & Trust Co. Trustee	11,069	Record	14.85%
FBO Family Medicine Residency
of ID Inc. c/o Fascore LLC
8515 E. Orchard Rd, 2T2
Greenwood Village, CO 80111-5002

Ascensus Trust Company	9,393	Record	12.60%
FBO Tioga Hardwoods,
Inc. 401(k) P/S Plan
P.O. Box 10758
Fargo, ND 58106-0758

DCGT As TTEE and/or Cust FBO	5,464	Record	7.33%
PLIC Various Retirement Plans
Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

FIIOC FBO RWK Tool Inc.	5,149	Record	6.92%
Profit Sharing
Plan 100
Magellan Way
Covington, KY 41015-1999

Ascensus Trust Company	4,845	Record	6.50%
FBO McDermott-Armati
Wealth Strategies
Ascensus Trust Company
P.O. Box 10758
Fargo, ND 58106-0758

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Small-Cap Leaders Fund
Service Class

Charles Schwab & Co. Inc.	3,810,754	Record	55.87%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	1,239,076	Record	18.17%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Small-Cap Leaders Fund
Investment Class

Morgan Stanley Smith Barney	2,623,524	Record	40.78%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co. Inc.	639,513	Record	9.94%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

The Beinecke Foundation Inc.	480,806	Record	7.47%
The Widgeon Point Charitable Fund
P.O. Box 70
Armonk, NY 10504-0070

Royce Small-Cap Leaders Fund
R Class

Sammons Financial Network LLC	127,287	Record	58.54%
4546 Corporate Dr., Ste 200
WDM, IA 50266-5911

Charles Schwab & Co. Inc.	17,460	Record	8.03%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

State Street Bank and Trust as Trustee	16,628	Record	7.65%
and/or Custodian
FBO ADP Access Product
1 Lincoln Street
Boston, MA 02111-2900

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Reliance Trust Company	11,891	Record	5.47%
FBO Ortho Corpus
P.O. Box 48529
Atlanta, GA 30362-1529

Royce Global Financial Services Fund
Service Class

Charles Schwab & Co. Inc.	1,387,090	Record	29.07%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

National Financial Services	925,279	Record	19.39%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

TD Ameritrade Inc. for the	419,364	Record	8.79%
Exclusive
P.O. Box 2226
Omaha, NE 68103-2226

Wells Fargo Clearing Services LLC	411,954	Record	8.63%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Pershing LLC	391,824	Record	8.21%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Global Financial Services Fund
Institutional Class

Royce Family Investments, LLC	124,913	Record and	22.05%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7255

LSF Partners LP Partnership	114,353	Record	20.19%
85 Hobart Avenue
Summit, NJ 07901-2808

Ruth C. Lipper TTE	109,635	Record and	19.36%
A. Michael Lipper 2012 Family Trust		Beneficial
UA DTD 12/20/2012
85 Hobart Avenue
Summit, NJ 07901-2808

A. Michael Lipper	109,635	Record and	19.36%
85 Hobart Avenue		Beneficial
Summit, NJ 07901-2808

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Ruth C. Lipper	107,878	Record and	19.05%
85 Hobart Avenue		Beneficial
Summit, NJ 07901-2808

Royce Dividend Value Fund
Service Class

Charles Schwab & Co., Inc.	2,105,015	Record	15.03%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services Corp.	1,903,567	Record	13.59%
FEBO Our Customers
200 Liberty Street, 11World Fin. Ctr.
Attn: Mutual Fund Dept, 5th Floor
New York, NY 10281-1003

Pershing LLC	781,178	Record	5.58%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Dividend Value Fund
Investment Class

LPL Financial	5,466,686	Record	39.42%
Omnibus Customer Account
Attn: Mutual Fund Trading
4707 Executive Drive
San Diego, CA 92121-1968

National Financial Services Corp.	2,986,871	Record	21.54%
FEBO Our Customers
Russ Lennon
200 Liberty St.
New York, NY 10281-1003

Pershing LLC	951,120	Record	6.86%
P.O. Box 2052
Jersey City, NJ 07303-2052

Raymond James	785,582	Record	5.66%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Dividend Value Fund
Institutional Class

Charles Schwab & Co. Inc.	60,367	Record	50.89%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Ascensus Trust Company FBO	53,104	Record	44.77%
Daniel Consultants, Inc. Profit Sharing
P.O. Box 10758
Fargo, ND 58106-0758

Royce Dividend Value Fund
Consultant Class

UMB Bank NA	31,099	Record	17.77%
IRA Dennis C. Olson
Cambridge, MN 55008-3900

Raymond James	23,106	Record	13.20
Omnibus for Mutual Funds
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

UMB Bank NA	19,748	Record	11.28%
IRA Natalie Y Thelen
Walker, MN 46484-2047

UMB Bank NA	11,613	Record	6.63%
IRA FBO Allan R. Koczur
Cambridge, MN 55008-2414

LPL Financial	9,447	Record	5.40%
Omnibus Customer Account
Attn: Mutual Fund Trading
4707 Executive Drive
San Diego, CA 92121-3091

UMB Bank NA	8,990	Record	5.14%
IRA FBO Terry J. King
Cambridge, MN 55008-2414

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Micro-Cap Opportunity Fund
Investment Class

Charles Schwab & Co., Inc.	1,329,333	Record	51.60%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the Exclusive	387,827	Record	15.05%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Blanche I. Hench &	171,163	Record and	6.64%
William Hench JTWROS		Beneficial
c/o Royce & Associates, LP
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce Micro-Cap Opportunity Fund
Service Class

National Financial Services	80,686	Record	70.53%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Pershing LLC	16,681	Record	14.58%
P.O. Box 2052
Jersey City, NJ 07303-2052

Charles Schwab & Co. Inc.	7,212	Record	6.30%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce International Premier Fund
Investment Class

Morgan Stanley Smith Barney	557,784	Record	21.04%
Harborside Financial
Center Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co. Inc.	386,517	Record	14.58%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Pershing LLC	318,083	Record	12.00%
P.O. Box 2052
Jersey City, NJ 07303-2052

Raymond James	296,890	Record	11.20%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

National Financial Services	237,475	Record	8.96%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

RBC Capital Markets LLC	177,286	Record	6.69%
Mutual Fund Omnibus
Processing
Omnibus
Attn: Mutual Fund Ops Manager
60 S. 6th St., Ste. 700, #PO8,
Minneapolis, MN 55402-4413

Royce International Premier Fund
Service Class

National Financial Services	791,591	Record	22.19%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Charles Schwab & Co. Inc.	561,207	Record	17.31%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the Exclusive	292,827	Record	9.03%
P.O. Box 2226
Omaha, NE 68103-2226

Royce Family Investments, LLC	278,263	Record and	8.58%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7255

Pershing LLC	182,888	Record	5.64%
P.O. Box 2052
Jersey City, NJ 07303-2052

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce International Premier Fund
Consultant Class

Morgan Stanley Smith Barney	121,328	Record	29.90%
Harborside Financial
Center Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	30,628	Record	7.55%
Omnibus for Mutual Funds
House Acct
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Wells Fargo Clearing Services LLC	26,287	Record	6.48%
Special Custody Acct For The
Exclusive Benefit Of Customer
2801 Market St.
St. Louis, MO 63103-2523

UBS WM USA	23,163	Record	5.71%
Omni Acct. M/F
Spec Cdy A/C EBOC UBSFSI
1000 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761
Royce International Premier Fund
R Class

Charles M. Royce	4,584	Record and	80.61%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

Jeffrey French TTEE FBO	1,102	Record	19.39%
Jeffrey B. French DVM 401K
c/o Fascore LLC
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Royce International Micro-Cap Fund
Service Class

Charles Schwab & Co.	164,023	Record	26.81%
Inc. Attn: Mutual Fund
Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

	Number of	Type of	Percentage of
Fund and Share Class	Shares	Ownership	Outstanding Shares

TD Ameritrade Inc. for the Exclusive	90,084	Record	14.73%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Charles M. Royce	83,435	Record and	13.64%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

Pershing LLC	53,717	Record	8.78%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Family Investments LLC	39,512	Record and	6.46%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7255

The Royce Family Fund Inc.	38,106	Record and	6.23%
DTD 10/23/06		Beneficial
c/o Charles M. Royce
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

National Financial Services	35,049	Record	5.73%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Royce Special Equity Multi-Cap Fund
Investment Class

Stifel & Nicolaus & Co. Inc.	494,990	Record	19.85%
Exclusive Benefit of our Customers
501 N. Broadway
St. Louis, MO 63102-2188

Pershing LLC	285,619	Record	11.45%
1 Pershing Plaza
Jersey City, NJ 07303-2052

National Financial Services	209,857	Record	8.41%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Charles R. Dreifus	193,456	Record and	7.76%
c/o Royce & Associates, LP		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

	Number of	Type of	Percentage of
Fund and Share Class	Shares	Ownership	Outstanding Shares

Raymond James	130,715	Record	5.24%
Omnibus for Mutual Funds
House Acct
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Special Equity Multi-Cap Fund
Service Class

Pershing LLC	578,668	Record	27.81%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	281,387	Record	13.52%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Charles Schwab & Co. Inc.	205,652	Record	9.88%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Raymond James	154,934	Record	7.45%
Omnibus for Mutual Funds
House Acct
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Oppenheimer & Co. Inc. FBO	117,363	Record	5.64%
Bravmann Family Partners
3333 Henry Hudson Parkway, Apt. 6E
Bronx, NY 10463-3233

Royce Special Equity Multi-Cap Fund
Institutional Class

NFS LLC FEBO	1,465,877	Record	54.50%
The Northern Trust Company
P.O. Box 92956
Chicago, IL 60675-0001

NFS LLC FEBO	606,419	Record	22.55%
The Northern Trust Company
P.O. Box 92956
Chicago, IL 60675-0001

	Number of	Type of	Percentage of
Fund and Share Class	Shares	Ownership	Outstanding Shares

UBS WM USA	357,686	Record	13.30%
Attn: Department Mgr.
1000 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761

Charles Schwab & Co., Inc.	162,556	Record	6.04%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Special Equity Multi-Cap Fund
Consultant Class

Morgan Stanley Smith Barney	336,581	Record	66.42%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Robert W. Baird & Co. Inc.	26,351	Record	5.20%
777 East Wisconsin Avenue
Milwaukee, WI 53202-5300

As of March 31, 2017, all of the trustees and officers of the Trust as a group beneficially owned the approximate percentage of the outstanding shares of the relevant classes of the Funds as indicated in the following table. Except as noted below, the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the remaining classes of the Funds.

		Approximate
Fund	Class	Percentage Owned
Royce Dividend Value Fund	Investment	3.43%
Royce Dividend Value Fund	Consultant	1.50%
Royce Dividend Value Fund	Institutional	44.11%
Royce Global Financial Services Fund	Service	22.05%
Royce International Micro-Cap Fund	Service	52.19%
Royce International Premier Fund	Service	12.51%
Royce International Premier Fund	Investment	11.97%
Royce International Premier Fund	R	80.59%
Royce Low-Priced Stock Fund	Institutional	4.42%
Royce Micro-Cap Opportunity Fund	Investment	15.14%
Royce Micro-Cap Opportunity Fund	Service	1.86%
Royce Small-Cap Leaders Fund	Investment	16.15%
Royce Small-Cap Leaders Fund	R	8.03%
Royce Small/Mid-Cap Premier Fund	Investment	5.64%
Royce Small-Cap Value Fund	Investment	9.58%
Royce Small-Cap Value Fund	Institutional	1.88%
Royce Smaller-Companies Growth Fund	Investment	1.55%
Royce Smaller-Companies Growth Fund	Institutional	10.48%
Royce Special Equity Multi-Cap Fund	Investment	17.06%
Royce Special Equity Multi-Cap Fund	Institutional	5.79%

INVESTMENT ADVISORY SERVICES

Services Provided by Royce

As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees with respect to each Fund:

Fund	Annual Rate of Fund’s Average Net Assets
Royce Pennsylvania Mutual Fund	1.00% of the first $50,000,000 0.875% of the next $50,000,000 0.75% of any additional average net assets
Royce Micro-Cap Fund* Royce International Micro-Cap Fund*	1.25% of the first $2,000,000,000 1.20% of the next $2,000,000,000 1.15% of the next $2,000,000,000 1.10% of any additional average net assets
Royce Premier Fund
Royce Low-Priced Stock Fund**
Royce Total Return Fund
Royce Opportunity Fund
Royce Special Equity Fund
Royce Small-Cap Value Fund
Royce Smaller-Companies Growth Fund
Royce Small-Cap Leaders Fund
Royce Global Financial Services Fund
Royce Micro-Cap Opportunity Fund
Royce International Premier Fund***	1.00% of the first $2,000,000,000 0.95% of the next $2,000,000,000 0.90% of the next $2,000,000,000 0.85% of any additional average net assets
Royce Small/Mid-Cap Premier Fund**** Royce Dividend Value Fund**** Royce Special Equity Multi-Cap Fund	0.85% of the first $2,000,000,000 0.80% of the next $2,000,000,000 0.75% of the next $2,000,000,000 0.70% of any additional average net assets
* Such fee rates in respect of Royce Micro-Cap Fund and Royce International Micro-Cap Fund became effective as of May 1, 2015 and July 1, 2015, respectively. The fee rate for each Fund prior to the relevant date was 1.30% of the first $2,000,000,000, 1.25% of the next $2,000,000,000, 1.20% of the next $2,000,000,000, and 1.15% of any additional average net assets.
** Such fee rate in respect of the Fund became effective on July 1, 2014. The fee rate for the Fund prior to that date was 1.15% of the first $2,000,000,000, 1.10% of the next $2,000,000,000, 1.05% of the next $2,000,000,000, and 1.00% of any additional average net assets.
*** Such fee rate in respect of the Fund became effective on January 1, 2016. From July 1, 2015 to December 31, 2015, the Fund’s contractual management fee rate was 1.10% of the first $2,000,000,000, 1.05% of the next $2,000,000,000, 1.00% of the next $2,000,000,000, and 0.95% of any additional average net assets. The contractual management fee rate for the Fund prior to July 1, 2015 was 1.25% of the first $2,000,000,000, 1.20% of the next $2,000,000,000, 1.15% of the next $2,000,000,000, and 1.10% of any additional average net assets.
**** Such fee rates in respect of Royce Small/Mid-Cap Premier Fund and Royce Dividend Value Fund became effective on May 1, 2016. The contractual fee rate for each Fund prior to that date was 1.00% of the first $2,000,000,000, 0.95% of the next $2,000,000,000, 0.90% of the next $2,000,000,000, and 0.85% of any additional average net assets.

Such fees are payable monthly from the assets of the Fund involved and, in the case of Royce Pennsylvania Mutual, Royce Micro-Cap, Royce Premier, Royce Low-Priced Stock, Royce Total Return, Royce Small/Mid-Cap Premier, Royce Opportunity, Royce Special Equity, Royce Small-Cap Value, Royce Smaller-Companies Growth, Royce Small-Cap Leaders, Royce Global Financial Services, Royce Dividend Value, Royce Micro-Cap Opportunity, Royce Special Equity Multi-Cap, and Royce International Premier Funds, are allocated among each of their Classes of shares based on the relative net assets of each class.

Under such Investment Advisory Agreements, Royce: (i) determines the composition of each Fund’s portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Board; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; and (iii) pays expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholder reports and notices; supplies and postage; federal and state registration fees; federal, state and local taxes; non-affiliated trustees’ fees; and brokerage commissions. Please see the section of this Statement of Additional Information entitled, “Administration Agreement” for more information.

For each of the three years ended December 31, 2014, 2015, and 2016, as applicable, Royce received advisory fees from each Fund (net of any amounts waived by Royce with respect to a Fund) and waived advisory fees payable to it, as follows:

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce
Royce Pennsylvania Mutual Fund
2014	49,733,575	-
2015	33,165,516	-
2016	19,909,580	-

Royce Micro-Cap Fund
2014	9,122,354	-
2015	5,030,925	-
2016	3,030,754	-

Royce Premier Fund
2014	61,049,392	-
2015	41,061,058	-
2016	22,883,808	-

Royce Low-Priced Stock Fund
2014	11,580,352	-
2015	5,210,858	-
2016	3,258,059	-

Royce Total Return Fund
2014	48,817,291	-
2015	38,095,772	-
2016	27,523,193	-

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce

Royce Small/Mid-Cap Premier Fund
2014	3,626,249	-
2015	3,016,845	-
2016	2,040,317	-

Royce Opportunity Fund
2014	24,483,790	-
2015	19,543,036	-
2016	14,138,375	-

Royce Special Equity Fund
2014	31,513,578	-
2015	22,136,159	-
2016	14,591,383	-

Royce Small-Cap Value Fund
2014	10,195,490	-
2015	7,252,478	-
2016	4,825,375	-

Royce Smaller-Companies Growth Fund
2014	10,730,642	-
2015	8,168,798	-
2016	4,850,060	-

Royce Small-Cap Leaders Fund
2014	2,686,076	-
2015	1,605,229	-
2016	991,420	-

Royce Global Financial Services Fund
2014	488,324	96,708
2015	480,467	74,956
2016	408,693	73,975

Royce Dividend Value Fund
2014	5,891,874	85,816
2015	4,051,263	67,419
2016	2,093,231	129,076

Royce Micro-Cap Opportunity Fund
2014	201,525	9,238
2015	267,232	-
2016	395,532	-

Royce International Premier Fund
2014	93,930	68,939
2015	50,291	51,617
2016	584,211	45,289

Royce International Micro-Cap Fund
2014	-	74,585
2015	-	82,821
2016	-	74,842

Royce Special Equity Multi-Cap Fund
2014	1,948,296	16,590
2015	2,085,813	35,553
2016	978,802	61,109

ADMINISTRATION AGREEMENT

Effective January 1, 2008, the Funds and Royce entered into an Administration Agreement. Under the terms of the Administration Agreement, Royce provides the Funds with, among other things, administrative, professional, compliance and clerical services; necessary personnel, office space and facilities and equipment; preparation of its prospectuses, statements of additional information and proxy statements, shareholders’ reports and notices and other reports and filings made to and with the Securities Exchange Commission and/or other regulators; administering shareholder accounts, handling shareholder relations and such other services as Royce, subject to the Board, shall from time to time determine to be necessary or useful to perform its obligations under the terms of the Administration Agreement. Royce also, on behalf of the Funds, conducts relations with custodians, depositories, transfer agents, dividend disbursing agents, other shareholder servicing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and other such persons in any such other capacity deemed to be necessary or desirable. Royce does not receive a fee under the terms of the Administration Agreement but rather is reimbursed by the Funds on a monthly, or more frequent basis, for any and all costs and expenses that it may incur in providing services under the Administration Agreement, including, without limitation, the costs and expenses relating to necessary personnel, rent, telephone, technology and supplies. In accordance with the Administration Agreement, for the fiscal years ended December 31, 2015 and 2016, Royce received $3,854,005 and $3,633,411, respectively, in reimbursements from the various series of The Royce Fund.

PORTFOLIO MANAGERS

The following table shows the dollar range of each Fund’s shares owned beneficially and of record by each Fund’s Lead Portfolio Managers, Portfolio Managers, Co-Portfolio Managers and Assistant Portfolio Managers (each, a “Portfolio Manager” and collectively, the “Portfolio Managers”), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. Portfolio manager assignments in the table are provided as of May 1, 2017. Ownership information in the table is provided as of December 31, 2016.

Portfolio Manager Investments in Each Fund

Dollar Range of
	Fund Shares	Total Ownership Interest
Name	Beneficially Owned*	in Fund Shares**

Royce Pennsylvania Mutual Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Lauren A. Romeo (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
James P. Stoeffel (Assistant Portfolio Manager)	$50,001 - $100,000	$50,001 - $100,000
Chris E. Flynn (Assistant Portfolio Manager)	None	None

Royce Micro-Cap Fund
James P. Stoeffel (Lead Portfolio Manager)	$50,001 - $100,000	$50,001 - $100,000
Brendan J. Hartman (Portfolio Manager)	None	None

Royce Premier Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Steven G. McBoyle (Portfolio Manager)	None	$100,001 - $500,000

Royce Low-Priced Stock Fund
James P. Stoeffel (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Brendan J. Hartman (Assistant Portfolio Manager)	None	None

Dollar Range of
	Fund Shares	Total Ownership Interest
Name	Beneficially Owned*	in Fund Shares**

Royce Total Return Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
George Necakov (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000
Chris E. Flynn (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Small/Mid-Cap Premier Fund
Steven G. McBoyle (Portfolio Manager)	None	$500,001 - $1,000,000

Royce Opportunity Fund
Boniface A. Zaino (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
William A. Hench (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Special Equity Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Steven G. McBoyle (Assistant Portfolio Manager)	None	$100,001 - $500,000

Royce Small-Cap Value Fund
Jay S. Kaplan (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Smaller-Companies Growth Fund
James A. Skinner (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Small-Cap Leaders Fund
Lauren A. Romeo (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Global Financial Services Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Chris E. Flynn (Assistant Portfolio Manager)	$100,001- $500,000	$100,001 - $500,000

Royce Dividend Value Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce Micro-Cap Opportunity Fund
William A. Hench (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Boniface A. Zaino (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce International Premier Fund
David A. Nadel (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Mark Rayner (Portfolio Manager)	None	None

Royce International Micro-Cap Fund
James J. Harvey (Co-Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Dilip P. Badlani (Co-Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Dollar Range of
	Fund Shares	Total Ownership Interest
Name	Beneficially Owned*	in Fund Shares**

Royce Special Equity Multi-Cap Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Steven G. McBoyle (Assistant Portfolio Manager)	None	None

*This column reflects investments in a Fund’s shares owned directly by a Portfolio Manager or beneficially owned by a Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.
        **Includes, in addition to amounts reported in the previous column, unvested amounts held as “phantom shares” in the Fund on the Portfolio Manager’s behalf through Royce’s deferred compensation arrangements.

Description of Portfolio Manager Compensation Structure

Royce seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. All Portfolio Managers, receive from Royce a base salary, Portfolio-Related Variable Compensation (generally the largest element of each Portfolio Manager’s compensation with the exception of Charles M. Royce), Firm-Related Variable Compensation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Portfolio Manager compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine variable compensation. Except as described below, each Portfolio Manager’s compensation consists of the following elements:

-	BASE SALARY. Each Portfolio Manager is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of the particular Portfolio Manager’s experience and responsibilities.

-
PORTFOLIO-RELATED VARIABLE COMPENSATION. Each Portfolio Manager receives quarterly Portfolio-Related Variable Compensation that is either asset-based, or revenue-based and therefore in part based on the value of the net assets of the account for which he or she is being compensated, determined with reference to each of the registered investment company and other client accounts they are managing. The revenue used to determine the quarterly Portfolio-Related Variable Compensation received by Charles M. Royce that relates to each of RMT and RVT is performance-based fee revenue.

Payment of the Portfolio-Related Variable Compensation may be deferred, and any amounts deferred are forfeitable, if the Portfolio Manager is terminated by Royce with or without cause or resigns. The amount of the deferred Portfolio-Related Variable Compensation will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce-managed registered investment company accounts selected by the Portfolio Manager at the beginning of the deferral period. The amount deferred will depend on the Portfolio Manager’s total direct, indirect beneficial and deferred unvested investments in the Royce registered investment company accounts for which he or she is receiving portfolio management compensation.

-	FIRM-RELATED VARIABLE COMPENSATION. Portfolio Managers receive quarterly variable compensation based on Royce’s net revenues.

-
BENEFIT PACKAGE. Portfolio Managers also receive benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce’s 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, Portfolio Managers may also receive options to acquire stock in Royce’s parent company, Legg Mason, Inc. Those options typically represent a relatively small portion of a Portfolio Manager’s overall compensation.

Other Portfolio Manager Accounts

The following chart contains information regarding all Royce client accounts for which each Portfolio Manager has day-to-day management responsibilities. Information in the chart is as of December 31, 2016. Accounts are grouped into three categories: (i) registered investment companies, (ii) private pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.

				Number of	Value of
				Accounts	Managed
				Managed for	Accounts for
				which Advisory	which
		Number of	Total	Fee is	Advisory Fee is
Name of Portfolio		Accounts	Assets	Performance-	Performance
Manager	Type of Account	Managed	Managed	Based	Based

Charles M. Royce
	Registered
	investment	8	9,566,952,204	2	1,659,712,465
	companies
	Private pooled
	investment	1	13,281,378	1	13,281,378
	vehicles
	Other accounts*	12	50,618,847	-	-

Boniface A. Zaino
	Registered
	investment	2	1,521,521,745	-	-
	companies
	Private pooled
	investment	2	1,231,902,349	-	-
	vehicles
	Other accounts*	-	50,618,847	-	-
Charlie R. Dreifus
	Registered
	investment	2	1,724,658,423	-	-
	companies
	Private pooled
	investment	-	-	-	-
	vehicles
	Other accounts*	7	516,668,517	-	-

				Number of	Value of
				Accounts	Managed
				Managed for	Accounts for
				which Advisory	which
		Number of	Total	Fee is	Advisory Fee is
Name of Portfolio		Accounts	Assets	Performance-	Performance
Manager	Type of Account	Managed	Managed	Based	Based

Jay S. Kaplan
Registered
	investment	5	6,464,643,521	-	-
companies
Private pooled
	investment	-	-	-	-
vehicles
	Other accounts*	-	-	-	-

James A. Skinner
Registered
	investment	1	415,714,613	-	-
companies
Private pooled
	investment	-	-	-	-
vehicles
	Other accounts*	-	-	-	-

James J. Harvey
Registered
	investment	3	377,016,924	1	363,700,753
companies**
Private pooled
	investment	-	-	-	-
vehicles
	Other accounts*	-	-	-	-

George Necakov
Registered
	investment	1	2,840,541,413	-	-
companies
Private pooled
	investment	-	-	-	-
vehicles
	Other accounts*	-	-	-	-

William A. Hench
Registered
	investment	3	1,840,711,744	-	-
companies
Private pooled
	investment	2	1,231,902,349	-	-
vehicles
	Other accounts*	-	-	-	-

				Number of	Value of
				Accounts	Managed
				Managed for	Accounts for
				which Advisory	which
		Number of	Total	Fee is	Advisory Fee is
Name of Portfolio		Accounts	Assets	Performance-	Performance
Manager	Type of Account	Managed	Managed	Based	Based

Chris E. Flynn
Registered
	investment	5	4,650,584,448	2	1,659,712,465
companies
Private pooled
	investment	-	-	-	-
vehicles
	Other accounts*	-	-	-	-

Lauren A. Romeo
Registered
	investment	3	6,095,999,143	1	1,296,011,712
companies
Private pooled
	investment	2	507,901,029	-	-
vehicles
	Other accounts*	-	-	-	-

David A. Nadel
Registered
	investment	2	163,827,924	-	-
companies
Private pooled
	investment	-	-	-	-
vehicles
	Other accounts*	-	-	-	-

Steven G. McBoyle
Registered
	investment	4	4,210,101,555	-	-
companies
Private pooled
	investment	1	82,708,165	-	-
vehicles
	Other accounts*	-	-	-	-

Brendan Hartman
Registered
	investment	2	455,815,015	-	-
companies
Private pooled
	investment	-	-	-	-
vehicles
	Other accounts*	-	-	-	-

				Number of	Value of
				Accounts	Managed
				Managed for	Accounts for
				which Advisory	which
		Number of	Total	Fee is	Advisory Fee is
Name of Portfolio		Accounts	Assets	Performance-	Performance
Manager	Type of Account	Managed	Managed	Based	Based

James Stoeffel
Registered
	investment	3	775,005,014	-	-
companies
Private pooled
	investment	-	-	-	-
vehicles
	Other accounts*	-	-	-	-

Dilip P. Badlani
Registered
	investment	2	13,316,171	-	-
companies**
Private pooled
	investment	-	-	-	-
vehicles
	Other accounts*	-	-	-	-

Mark Rayner
Registered
	investment	1	63,600,137	-	-
companies**
Private pooled
	investment	-	-	-	-
vehicles
	Other accounts*	-	-	-	-

*Other accounts include all other accounts managed by the Portfolio Manager in either a professional or personal capacity except for personal accounts subject to pre-approval and reporting requirements under the Funds’ Rule 17j-1 Code of Ethics.
**Includes the assets of Royce International Small-Cap Fund, which was liquidated effective as of May 1, 2017.

Potential Conflicts of Interest

Each Portfolio Manager’s day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, the Portfolio Manager may have an opportunity to purchase securities of limited availability. In this circumstance, the Portfolio Manager is expected to review each account’s investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his or her managed accounts are treated equitably. The Portfolio Manager may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, the Portfolio Manager will generally combine managed account orders (i.e., enter a “bunched” order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by common Portfolio Managers on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a pre-allocated bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account’s level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account. See also, “Portfolio Transactions” below.

As described above, there is a revenue-based component of each Portfolio Manager’s Performance-Related Variable Compensation and the Portfolio Managers also receive Firm-Related Variable Compensation based on revenues (adjusted for certain imputed expenses) generated by Royce. In addition, Charles M. Royce receives variable compensation based on Royce’s retained pre-tax profits from operations. As a result, the Portfolio Managers may receive a greater relative benefit from activities that increase the value to Royce of the Funds and/or other Royce client accounts, including, but not limited to, increases in sales of Fund shares and assets under management.

Also, as described above, the Portfolio Managers generally manage more than one client account, including, among others, registered investment company accounts, separate accounts and private pooled accounts managed on behalf of institutions (e.g., pension funds, endowments and foundations) and for high- net-worth individuals. The appearance of a conflict of interest may arise where Royce has an incentive, such as a performance-based management fee (or any other variation in the level of fees payable by Funds or other Royce client accounts to Royce), which relates to the management of one or more Funds or accounts with respect to which the same Portfolio Manager has day-to-day management responsibilities. Except as described below, no Royce Portfolio Manager’s compensation is tied to performance fees earned by Royce for the management of any one client account. Although variable and other compensation derived from Royce revenues or profits is impacted to some extent, the impact is relatively minor given the small percentage of Royce firm assets under management for which Royce receives performance-measured revenue. Notwithstanding the above, the Performance-Related Variable Compensation paid to Charles M. Royce as Portfolio Manager of two registered investment company accounts (RVT and RMT) is based, in part, on performance-based fee revenues. RVT and RMT pay Royce a fulcrum fee that is adjusted up or down depending on the performance of the Fund relative to its benchmark index.

Finally, conflicts of interest may arise when a Portfolio Manager personally buys, holds or sells securities held or to be purchased or sold for a Fund or other Royce client account or personally buys, holds or sells the shares of one or more of The Royce Funds. To address this, Royce has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests). See “Code of Ethics and Related Matters” below. Royce generally does not permit its Portfolio Managers to purchase small- or micro-cap securities in their personal investment portfolios.

Royce and The Royce Funds have adopted certain compliance procedures which are designed to address the above-described types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DISTRIBUTION

The Funds are engaged in a continuous offering of their shares. RFS, a wholly-owned subsidiary of Royce, is the distributor of each Fund’s shares. RFS has its office at 745 Fifth Avenue, New York, New York 10151. RFS’s corporate predecessor was organized in November 1982. RFS is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, from the assets of the Fund or share class involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Total Return Fund’s, Royce Small/Mid-Cap Premier Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Small-Cap Value Fund’s, Royce Smaller-Companies Growth Fund’s, Royce Dividend Value Fund’s, Royce International Premier Fund’s,

and Royce Special Equity Multi-Cap Fund’s Consultant Classes’ respective average net assets, .50% per annum (consisting of an asset- based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Small/Mid-Cap Premier Fund’s, Royce Opportunity Fund’s, Royce Small-Cap Value Fund’s, Royce Smaller-Companies Growth Fund’s, Royce Small-Cap Leaders Fund’s, and Royce International Premier Fund’s R Classes’ respective average net assets, .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Small/Mid-Cap Premier Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Small-Cap Value Fund’s, Royce Smaller-Companies Growth Fund’s, Royce Small-Cap Leaders Fund’s, Royce Global Financial Services Fund’s, Royce Dividend Value Fund’s, Royce Micro-Cap Opportunity Fund’s, Royce Special Equity Multi-Cap Fund’s, Royce International Micro-Cap Fund’s, and Royce International Premier Fund’s Service Classes’ respective average net assets; and .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Total Return Fund’s, Royce Opportunity Fund’s, and Royce Small-Cap Value Fund’s K Classes’ respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. RFS is also entitled to the proceeds of any contingent deferred sales charges (“CDSC”) that may be imposed on Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Total Return Fund’s, Royce Small/Mid-Cap Premier Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Small-Cap Value Fund’s, Royce Smaller-Companies Growth Fund’s, Royce Dividend Value Fund’s, and Royce Special Equity Multi-Cap Fund’s Consultant Class shares redeemed less than 365 days from the date of their purchase. Shareholders do not pay a CDSC on exchanges between Consultant Class shares of the Funds; shares acquired through reinvestment of distributions; and shares held for 365 days or longer. The CDSC will generally be waived for: participants in automatic investment or withdrawal plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; and omnibus or similar account customers of pre-approved broker-dealers and other institutions. These exemptions may not be available to investors who hold Consultant Class shares through certain broker- dealers and other financial intermediaries. Please contact your financial adviser for more information on CDSC waivers. None of the Funds’ Investment Classes, W Classes, or Institutional Classes are obligated to pay any fees to RFS under the Distribution Agreement. Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds’ prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of filing for sales of its shares under the securities laws of the various states.

The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. Such distribution fee is paid to RFS regardless of whether expenses were incurred under the Plan. As required by Rule 12b-1 under the 1940 Act, the shareholders of each Fund or class of shares that remains covered by the Plan and the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (which also approved the Distribution Agreement pursuant to which the distribution fees are paid) approved the Plan.

The Plan may be terminated as to any Fund or class of shares: (i) by the vote of a majority of the non- interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or (ii) by the vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Trustees, including a majority of the non-interested Trustees, as described above, may amend the Plan.

The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days’ written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it.

The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) by the vote of a majority of the entire Board.

While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

For the fiscal year ended December 31, 2016, RFS received distribution fees from the Funds as follows:

	Net	Distribution
	Distribution	Fees
	Fees	Waived
Royce Pennsylvania Mutual Fund - Service Class	$216,293	-
Royce Pennsylvania Mutual Fund - Consultant Class	3,926,357	-
Royce Pennsylvania Mutual Fund - R Class	83,751	-
Royce Pennsylvania Mutual Fund - K Class	7,849	-
Royce Micro-Cap Fund - Service Class	42,378	-
Royce Micro-Cap Fund - Consultant Class	354,132	-
Royce Premier Fund - Service Class	117,913	-
Royce Premier Fund - Consultant Class	315,319	-
Royce Premier Fund - R Class	72,418	-
Royce Low-Priced Stock Fund - Service Class	646,658	56,231
Royce Low-Priced Stock Fund - R Class	5,565	-
Royce Total Return Fund - Service Class	320,043	-
Royce Total Return Fund - Consultant Class	2,571,720	-
Royce Total Return Fund - R Class	252,538	-
Royce Total Return Fund - K Class	133,190	-
Royce Small/Mid-Cap Premier Fund - Service Class	164,724	129,425
Royce Small/Mid-Cap Premier Fund - Consultant Class	110,884	-
Royce Small/Mid-Cap Premier Fund - R Class	10,240	-
Royce Opportunity Fund - Service Class	201,536	-
Royce Opportunity Fund - Consultant Class	199,548	-
Royce Opportunity Fund - R Class	172,041	-
Royce Opportunity Fund - K Class	17,675	-
Royce Special Equity Fund - Service Class	277,923	-
Royce Special Equity Fund - Consultant Class	431,889	-
Royce Small-Cap Value Fund - Service Class	528,482	22,020
Royce Small-Cap Value Fund - Consultant Class	170,963	-
Royce Small-Cap Value Fund - R Class	87,277	-
Royce Small-Cap Value Fund - K Class	10,583	-
Royce Smaller-Companies Growth Fund - Service Class	761,133	66,185
Royce Smaller-Companies Growth Fund - Consultant Class	122,639	-
Royce Smaller-Companies Growth Fund - R Class	3,874	-

	Net	Distribution
	Distribution	Fees
	Fees	Waived
Royce Small-Cap Leaders Fund - Service Class	116,942	10,169
Royce Small-Cap Leaders Fund - R Class	7,724	-
Royce Global Financial Services Fund -Service Class	103,023	4,293
Royce Dividend Value Fund - Service Class	333,023	13,876
Royce Dividend Value Fund - Consultant Class	14,425	-
Royce Micro-Cap Opportunity Fund - Service Class	2,448	-
Royce International Premier Fund - Service Class	56,220	37,480
Royce International Premier Fund - Consultant Class	52,672	-
Royce International Premier Fund - R Class	187	-
Royce International Micro-Cap Fund - Service Class	9,579	5,389
Royce Special Equity Multi-Cap Fund -Service Class	75,196	23,746
Royce Special Equity Multi-Cap Fund -Consultant Class	49,768	-

For the fiscal year ended December 31, 2016, all of the amounts paid by the various series of The Royce Fund under their Distribution Plans ($13,797,742) were paid to RFS. RFS used such distribution fees primarily for (i) compensation to broker-dealers and other financial intermediaries, (ii) printing expenses, and (iii) state registration fees for RFS. There were no unreimbursed expenses incurred during fiscal year ended December 31, 2016 that are being carried over to future years and the Funds do not participate in any joint distribution activities with another series or investment company. No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

Under the Rules of Fair Practice of FINRA, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

Shares of the Funds may be held by certain financial intermediaries for the benefit of their customers. In such instances, some or all of the recordkeeping for these accounts may be performed by such financial intermediaries and the Funds may not have to maintain accounts for the customers of the financial intermediaries who have invested in the Funds. RFS and/or Royce may make payments to financial intermediaries that provide the opportunity to distribute the Funds through their sales personnel, provide access to their selling personnel or branch offices, introduce investors to the Funds and/or for recordkeeping/administrative services. In addition, the Trust’s Board of Trustees has authorized the Funds to compensate financial intermediaries to the extent the services such parties render to a Fund are non- distribution related recordkeeping, account maintenance or other shareholder services.

As noted above, Royce makes payments from its own resources for distribution and/or administrative services related to the Funds to certain financial intermediaries. As of December 31, 2016, the financial intermediaries that Royce anticipates will receive payments from Royce’s own resources include:

ADP Broker-Dealer Inc.	Legg Mason	Pershing LLC
Ascensus	Lincoln Retirement Services	Principal Life
BPA	Mass Mutual Life Insurance	Reliance Trust Company
DWS	Matrix Settlement & Clearance Services	Sammons (Midland)
Fidelity Brokerage	Mid-Atlantic Corp.	Schwab Brokerage
Fidelity Retirement	Morgan Stanley Smith Barney	TIAA
First Command	MSCS Financial Services (Wilmington Trust)	US Bank
Great West Life	MSCS Financial Services (Newport Retirement)	Voya
Hartford Life	Nationwide Investment	Wells Fargo

CUSTODIAN

State Street Bank and Trust Company (“State Street”) is the custodian for the securities, cash and other assets of each Fund but it does not participate in any Fund’s investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by federal law. State Street’s main office is at John Adams Building, 2 North, 1776 Heritage Drive, North Quincy, MA 02171.

State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records and also provides certain shareholder services.

TRANSFER AGENT

Boston Financial Data Services, Inc. (“BFDS”) is the transfer agent and dividend disbursing agent for each Fund’s shares, but it does not participate in any Fund’s investment decisions. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by BFDS at 330 W. 9th Street, Kansas City, Missouri 64105.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, whose address is 100 East Pratt Street, Suite 1900, Baltimore, MD 21202-1096, is the Trust’s independent registered public accounting firm, providing audit services, tax return preparation and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

PORTFOLIO TRANSACTIONS

Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund’s portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker is capable of obtaining the best execution for the security involved in the transaction. Best execution is comprised of several factors, including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained.

In addition to considering a broker’s execution capability, Royce generally considers the research and brokerage services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Royce may use commission dollars generated by agency transactions for the Funds and its other client accounts to pay for such services. Research services that may be paid for in this way assist Royce in carrying out its investment decision-making responsibilities. They may include general economic research, market and statistical information, industry and technical research, strategy and company research, advice as to the availability of securities or purchasers or sellers of a particular security, research related to performance measurement, and may be written or oral. Brokerage services that may be paid for in this way include effecting securities transactions and incidental functions such as clearance, settlement and custody.

Royce is authorized, in accordance with Section 28(e) of the Exchange Act and under its Investment Advisory Agreements with the Trust, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services. Royce determines the overall reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce’s overall responsibilities with respect to its accounts. Liquidity rebates and payments for order flow are not considered by Royce to be significant factors when selecting brokers and setting broker commission rates.

Research and brokerage services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts, and Royce may not use all of such services in connection with the Trust or any one of its Funds. Moreover, Royce’s receipt of these services does not reduce the investment advisory fees payable to Royce, even though Royce might otherwise be required to purchase some of them for cash. Royce may, therefore, be viewed as having a conflict of interest relating to its obtaining such research services with Fund and other client account commission dollars.

In some cases Royce may receive a service from a broker that has both a “research/brokerage” and a “non-research/non-brokerage” use. When this occurs, Royce makes a good faith allocation between the research/brokerage and non-research/non-brokerage use of the service. Only the portion of the service that is used for research/brokerage purposes may be paid for with commission dollars.

Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds’ shares, and Royce and/or RFS may separately compensate them for doing so. Such brokerage business is placed on the basis of brokerage and research services provided by the firm and is not based on any sales of the shares of the Funds. RFS does not effect portfolio security transactions for the Funds or others.

Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. Royce generally effects such purchases and sales of the same security pursuant to Royce’s Trade Allocation Guidelines and Procedures. Although Royce’s portfolio managers generally pre-allocate the majority of Royce’s purchase or sale orders to one or more of its client accounts, under such Guidelines and Procedures, Royce may place and execute unallocated orders with broker-dealers during the trading day and then allocate the securities purchased or sold in such transactions to one or more of Royce’s accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it believes should result in fair and equitable treatment to those of its accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund. In addition, on a limited, infrequent basis, and in accordance with its written procedures, Royce may change initial allocations from one Royce client account to another when: (i) it is determined that a security is unsuitable or inappropriate for a particular Royce client account in the original allocation; (ii) there is a lack of cash in a Royce client account to whom a security is initially allocated; (iii) there is a client-imposed restriction on the purchase of the security being allocated; or (iv) the portfolio manager has decided to change his initial allocation for some other reason.

From time to time, one or more of Royce’s portfolio managers may sell short or purchase long a security for the client accounts that he manages even though one or more other portfolio managers may have or acquire an opposite position in this same security for the client accounts that they manage. In addition, from time to time, two portfolio managers with independent investment discretion over separate portions of a single Fund’s portfolio may place opposite direction trades for that Fund in the same security on the same day or within a short period of time of one another. Although Royce has taken certain steps designed to minimize the circumstances under which this will occur, it nevertheless could result in adverse tax consequences to the Fund’s taxable shareholders.

During each of the three years ended December 31, 2014, 2015, and 2016, the Funds paid brokerage commissions as follows:

Fund	2014	2015	2016

Royce Pennsylvania Mutual Fund	$4,735,240	$4,428,237	$1,976,775
Royce Micro-Cap Fund	1,427,623	1,187,571	598,495
Royce Premier Fund	3,125,306	3,327,240	1,211,786
Royce Low-Priced Stock Fund	3,468,872	2,280,932	941,007
Royce Total Return Fund	2,909,290	2,570,530	1,435,373
Royce Small/Mid-Cap Premier Fund	330,131	531,574	213,767
Royce Opportunity Fund	4,058,389	3,469,423	2,851,423
Royce Special Equity Fund	2,163,769	1,193,284	993,156
Royce Small-Cap Value Fund	1,426,229	1,192,571	950,545
Royce Smaller-Companies Growth Fund	2,436,131	1,494,673	1,186,480
Royce Small-Cap Leaders Fund	324,831	282,237	164,146
Royce Global Financial Services Fund	69,863	80,207	74,900
Royce Dividend Value Fund	397,663	383,151	236,944
Royce Micro-Cap Opportunity Fund	104,780	201,229	165,015
Royce International Premier Fund	28,218	26,568	170,851
Royce International Micro-Cap Fund	29,632	29,434	30,541
Royce Special Equity Multi-Cap Fund	106,442	128,098	74,116

For the year ended December 31, 2016, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

	Aggregate Amount of	Commissions
	Brokerage Transactions	Paid For Such
Fund	Having a Research Component	Transactions

Royce Pennsylvania Mutual Fund	$1,510,148,203	$1,882,846
Royce Micro-Cap Fund	216,597,960	563,673
Royce Premier Fund	1,098,651,199	1,124,731
Royce Low-Priced Stock Fund	262,521,922	876,843
Royce Total Return Fund	1,121,215,214	1,372,180
Royce Small/Mid-Cap Premier Fund	265,012,817	202,797
Royce Opportunity Fund	983,659,689	2,720,972
Royce Special Equity Fund	951,325,931	913,190

	Aggregate Amount of	Commissions
	Brokerage Transactions	Paid For Such
Fund	Having a Research Component	Transactions

Royce Small-Cap Value Fund	626,896,176	910,017
Royce Smaller-Companies Growth Fund	637,298,620	1,120,808
Royce Small-Cap Leaders Fund	135,202,609	157,792
Royce Global Financial Services Fund	39,148,258	73,048
Royce Dividend Value Fund	177,550,164	229,400
Royce Micro-Cap Opportunity Fund	41,090,460	144,113
Royce International Premier Fund	89,758,678	170,851
Royce International Micro-Cap Fund	13,574,985	30,484
Royce Special Equity Multi-Cap Fund	106,229,776	65,985

As of December 31, 2016, the Funds listed below held securities of their regular broker-dealers in the amounts set forth below:

Fund	Issuer	Value
Royce Pennsylvania Mutual Fund	Cowen Group, Inc.	$5,933,617
Royce Global Financial Services Fund	Cowen Group, Inc.	$193,363
Royce Micro-Cap Fund	FBR & Co.	$816,946
Royce Dividend Value Fund	State Street Corporation	$2,168,388

CODE OF ETHICS AND RELATED MATTERS

Royce, RFS and The Royce Funds have adopted a Code of Ethics under which directors (other than non-management directors), officers and employees of Royce and RFS (“Royce-related persons”) and interested trustees/directors, officers and employees of The Royce Funds are generally prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce account. The Code of Ethics permits such persons to engage in other personal securities transactions if: (i) the securities involved are certain debt securities, money market instruments/funds, shares of non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic investment plan, including among other things, dividend reinvestment plans or employee-approved automatic payroll-deduction cash purchase plans; (ii) the transactions are either non-volitional or are effected in an account over which such person has no direct or indirect influence or control; or (iii) they first obtain permission to trade from a Royce Compliance Officer and either an executive officer or Senior Portfolio Manager of Royce. The Code contains standards for the granting of such permission, and permission to trade will usually be granted only in accordance with such standards.

Royce’s clients include several private investment companies in which Royce, Royce-related persons and/or other Legg Mason affiliates have (and, therefore, may be deemed to beneficially own) a share of up to 15% of the company’s realized and unrealized net capital gains from securities transactions, but less than 25% of the company’s equity interests. The Code of Ethics does not restrict transactions effected by Royce for such private investment company accounts, and transactions for such accounts are subject to Royce’s allocation policies and procedures. See “Portfolio Transactions”.

As of March 31, 2017, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of over $129 million, and such persons beneficially owned equity interests in Royce-related private investment companies totaling approximately $3 million.

PROXY VOTING POLICIES AND PROCEDURES

Royce has adopted written proxy voting policies and procedures (the “Proxy Voting Procedures”) for itself and client accounts for which Royce is responsible for voting proxies. Royce is generally granted proxy voting authority at the inception of its management of each client account. Proxy voting authority is generally either (i) specifically authorized in the applicable investment management agreement or other instrument; or (ii) where not specifically authorized, is granted to Royce where general investment discretion is given to Royce in the applicable investment management agreement. In voting proxies, Royce is guided by general fiduciary principles. Royce’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

Royce’s personnel are responsible for monitoring receipt of all proxies and seeking to ensure that proxies are received for all securities for which Royce has proxy voting authority. Royce is not responsible for voting proxies it does not receive. Royce divides proxies into “regularly recurring” and “non-regularly recurring” matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Royce’s personnel are responsible for developing and maintaining a list of matters Royce treats as “regularly recurring” and for ensuring that instructions from a Royce Co-Chief Investment Officer are followed when voting those matters on behalf of Royce clients. Non-regularly recurring matters are all other proxy matters and are brought to the attention of the relevant portfolio manager(s) for the applicable account(s). After giving consideration to advisories provided by an independent third party research firm with respect to such non-regularly recurring matters, the portfolio manager(s) directs that such matters be voted in a way that he or she believes should better protect or enhance the value of the investment.

Certain Royce portfolio managers may provide instructions that they do not want regularly recurring matters to be voted in accordance with the standing instructions for their accounts and individual voting instructions on all matters, both regularly recurring and non-regularly recurring, will be obtained from such portfolio managers. Under certain circumstances, Royce may also vote against a proposal from the issuer’s board of directors or management. Royce’s portfolio managers decide these issues on a case-by-case basis. A portfolio manager of Royce may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client’s best interest to vote.

There may be circumstances where Royce may not be able to vote proxies in a timely manner, including, but not limited to, (i) when certain securities are out on loan at the time of a record date; (ii) when administrative or operational constraints impede Royce’s ability to cast a timely vote, such as late receipt of proxy voting information; and/or (iii) when systems, administrative or processing errors occur (including errors by Royce or third party vendors).

To further Royce’s goal to vote proxies in the best interests of its client, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce’s interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

You may obtain a copy of the Proxy Voting Procedures at www.roycefunds.com or by calling 212-508-4500. Additionally, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request, by calling the Trust toll-free at (800) 221-4268 and on the SEC’s Internet site at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Board has adopted the following policy and procedures with respect to the disclosure of portfolio holdings:

It is the policy of the Funds to prevent the selective disclosure of non-public information concerning Fund portfolio holdings. Unless specifically authorized by The Royce Fund’s Chief Compliance Officer, no non-public portfolio holdings information for any Fund may be provided to anyone except in accordance with the following Policy and Procedures.

Public Disclosure of Portfolio Holdings

No earlier than 15 days after the end of each calendar quarter, the Funds’ most recent complete quarter-end schedules of portfolio holdings will be posted on the Funds’ website. Such disclosure will remain accessible on the Funds’ website until the posting of the portfolio holdings schedules for the next succeeding calendar quarter-end. The Funds also distribute complete portfolio holdings information to their shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Funds’ website www.roycefunds.com. Finally, complete portfolio holdings information is filed with the Securities and Exchange Commission on Form N-Q as of the close of the Funds’ first and third quarters of the fiscal years. The Funds’ Form N-Q filings are available on the website of the Securities and Exchange Commission at http://www.sec.gov.

All other portfolio holdings information must first be posted on the Funds’ website before it is provided to anyone. Complete or partial portfolio holdings information may, therefore, be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, only if such information is based on the latest holdings information publicly available on the Funds’ website.

Non-Public Dissemination of Portfolio Holdings Information

From time to time, portfolio holdings information that is not publicly available may be required by the Fund’s service providers or other third parties in order to perform various services for the Funds, including, but not limited to, custodian services, pricing services, auditing, printing, legal, compliance, software support, proxy voting support and providing ratings for a Fund. Such persons may be provided with information more current than the latest publicly-available portfolio holdings only if: (i) more current information is necessary in order for the third party to complete its task and (ii) the third party has agreed in writing to keep the information confidential and to not use the information to trade securities. Non-public dissemination to a Fund service provider must be authorized by Royce’s Chief Operating Officer, Royce’s General Counsel or the Trust’s Chief Compliance Officer only after it is determined that such dissemination serves a legitimate business purpose in the best interest of shareholders.

At the present time, the Trust has ongoing arrangements with the following service providers to provide them with non-public portfolio holdings information with respect to the Funds:

State Street Bank and Trust Company - Information is provided daily with no time lag.
PricewaterhouseCoopers LLP - Information is provided as needed with no time lag.
Sidley Austin LLP - Information is provided with Board materials with a time lag of less than one week to ten weeks, and may be provided at other times as needed.
Glass Lewis & Co. - Information is provided daily with no time lag.
Broadridge Financial Solutions, Inc. – Information is provided daily with no time lag
Allied Printing Services, Inc. - Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Liebowitz Communications - Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Automated Securities Clearance, LLC - Information is provided daily with no time lag.

Certain administrative employees of Legg Mason, Inc., Royce’s parent company, regularly have access to the Funds’ portfolio holdings. All portfolio holdings information given to these employees is subject to the Legg Mason, Inc. Code of Conduct, which has been distributed to all such employees and prohibits the disclosure of confidential information.

Additionally, the Funds may occasionally reveal certain of their current portfolio securities to broker- dealers in connection with their executing securities transactions on behalf of the Funds. In such cases, the Funds do not enter into formal confidentiality agreements with the broker-dealers. Also, the Board, Trust officers, and certain Royce employees, including fund accounting, legal, compliance, marketing, administrative and systems personnel have access to the Funds’ portfolio holdings information prior to the time it is made public. All such persons are required by the Funds and Royce to keep such information confidential.

Incidental information about the portfolio holdings of the Funds (including information that a Fund no longer holds a particular security) may be provided to third parties when the extent of the information and its timeliness are such that it cannot reasonably be seen to give the recipient an advantage in trading Fund shares or to in any other way harm the Fund or its shareholders. However, information about a security holding may not be released if, in Royce’s judgment, it could be seen to interfere with the current or future purchase or sale activities of a Fund. In this respect, information about intended or ongoing transactions may not be released.

General information about a Fund’s portfolio securities holdings (not including the holdings themselves) that is derived from its holdings (that have or have not been publicly released) that do not reveal portfolio holdings are not subject to the Policy and Procedures. This would include such characteristics of a Fund as portfolio volatility, median capitalization, percentages of international and domestic securities or sector allocations.

Notwithstanding the above, no person is authorized under the Policy and Procedures to make a disclosure that is unlawful under the anti-fraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act).

Nothing contained in the Policy and Procedures is intended to prevent the disclosure of portfolio holdings information as required by applicable law. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law (such as Form N-Q and/or Schedules 13D, 13G and 13F), respond to requests from regulators, and comply with valid subpoenas. On an annual basis, The Royce Fund’s Chief Compliance Officer will report to the Board on the operation and effectiveness of the Policy and Procedures.

Prohibitions on Receipt of Compensation or Other Compensation

The Policies and Procedures prohibit the Funds, Royce and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of the Funds’ portfolio securities holdings or other investment positions. “Consideration” includes any agreement to maintain assets in a Fund or in any other investment company or account managed by Royce or by any of its affiliated persons.

PRICING OF SHARES BEING OFFERED

The purchase and redemption price of each Fund’s shares is based on the relevant Fund’s current net asset value per share. See “Net Asset Value Per Share” in the Funds’ Prospectuses.

As set forth under “Net Asset Value Per Share”, State Street determines each Fund’s net asset value per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally at 4:00 p.m. Eastern Time), on each day that the NYSE is open. The NYSE ordinarily is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year’s Day,

Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The Funds have authorized one or more financial intermediaries to receive purchase and redemption orders on their behalf. Such financial intermediaries may be authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a financial intermediary’s authorized designee, receives the order. Such orders will be priced at the Funds’ net asset value next computed after they are received by an authorized financial intermediary or the financial intermediary’s authorized designee and accepted by the Fund.

REDEMPTIONS IN KIND

Conditions may arise in the future which would, in the judgment of the Board or Royce, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. Such portfolio securities or other property of the Fund received by a shareholder as part of a redemption in kind will remain subject to market risk. The sale of such portfolio securities or other property by a shareholder will be subject to transaction costs and may result in adverse tax consequences. However, the Trust is obligated to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Fund’s net assets if that is less) in any 90-day period.

Royce would select the securities delivered in payment of redemptions in accordance with the Trust’s redemption in kind procedures, valued at the same value assigned to them in computing the Fund’s net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

APPLICATION OF FREQUENT TRADING POLICY TO CERTAIN INVESTORS

As described in the Prospectus, under the Trust’s frequent trading policy, the Funds may, in certain circumstances, reject an investor’s purchase or exchange of Fund shares, or impose a redemption fee. Upon implementation of Rule 22c-2 under the 1940 Act, a Fund will not permit investors to purchase shares through certain intermediaries, including brokers, that do not have shareholder information agreements with either the Trust or RFS, acting on behalf of the Trust. Such shareholder information agreements are intended to help identify investors who engage in excessive trading through intermediaries. The Funds may elect to treat an intermediary that has no shareholder information agreement concerning the Funds as an individual investor with respect to the frequent trading policy. If the Funds make this election, they will not, with respect to the frequent trading policy, consider any individual order to transact Fund shares that an investor has submitted to the intermediary, but will instead consider only single transactions submitted by the intermediary. Depending in part on an investor’s relationship with the intermediary, this may have adverse consequences to the investor, such as the rejection of a transaction in Fund shares or the imposition of a fee, that would not be borne by other investors who deal with the Funds directly or through a different intermediary.

TAXATION

Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income, the amount of its distributions and the diversification of its assets.

If it so qualifies, a Fund will not be subject to U.S. Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

The Code imposes a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund’s actual taxable year ending December 31, if elected) and (iii) any income realized but not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund’s distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund’s investments in foreign securities, such regulations could restrict that Fund’s ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund’s ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund’s cash available for distribution to shareholders. Shareholders of certain Funds that hold more than 50% of the value of their assets at the close of a taxable year in foreign securities may be able to claim Federal tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. A foreign tax credit may be claimed with respect to withholding tax on payments with respect to a security only if the holder of the security meets certain holding period requirements. Both the shareholder and the Fund must meet these holding period requirements, and if the Fund fails to do so, it will not be able to “pass through” to its shareholders the ability to claim a credit or a deduction for the foreign taxes paid by the Fund. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate share of such foreign taxes in their income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate shares in computing taxable income or, alternatively, if they have satisfied the holding period requirement, use them as foreign tax credits against their U.S. income taxes. A Fund will report annually to its shareholders the amount per year of such foreign taxes and other information needed to claim the foreign tax credit. It is currently anticipated that only Royce International Micro-Cap Fund and Royce International Premier Fund will be eligible to elect to “pass through” foreign taxes to their shareholders in this manner.

If a Fund invests in stock of a so-called passive foreign investment company (“PFIC”), the Fund may be subject to U.S. Federal income tax on a portion of any “excess distribution” with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such year, and the tax would be further increased by an interest charge. The Fund would include in its investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, this amount would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. The Fund may make certain elections to mitigate the effect of these rules, but any such election could require the Fund to recognize taxable income or gain (which would be subject to the distributions requirements discussed above) without the concurrent receipt of cash.

As of December 31, 2016, the following Funds had capital loss carryforwards with no expiration:

Fund	Amount of Capital Loss Carryforwards
Royce Global Financial Services Fund	$39,280
Royce International Micro-Cap Fund	$471,931
Royce International Premier Fund	$71,137,249*
Royce Micro-Cap Opportunity Fund	$1,311,985
Royce Special Equity Multi-Cap Fund	$596,357
_______________________ * The entire amount is comprised of capital loss carryforwards from business combinations, which may be limited in future years under Sections 381-384 of the Code.

Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement when a Fund recognizes non-cash “phantom” income and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by a Fund may increase the amount of the Fund’s ordinary income dividends and reduce the amount of qualified dividend income and income eligible for the dividends received deduction that the Fund is able to pass through to its shareholders.

A Fund’s transactions in options, futures contracts, and certain other transactions will be subject to special provisions of the Code (including provisions relating to “hedging transactions,” “straddles,” “wash sales,” and “section 1256 contracts”) that, among other things, may affect the character of gains and/or losses realized by the Fund (as short-term or long-term), accelerate recognition of income to the Fund and defer the allowance of Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.

Taxation of U.S. Shareholders

The following discussions are limited to the U.S. Federal income tax consequences relevant to U.S. shareholders. As used herein, a U.S. shareholder is a beneficial owner of shares that, for U.S. Federal income tax purposes, is: (i) a citizen or resident (as defined in the Code) of the United States; (ii) a corporation (or entity taxable as a corporation for U.S. Federal income tax purposes) organized under the laws of the United States, any state or the District of Columbia; (iii) an estate, the income of which is subject to U.S. Federal income tax regardless of source; or (iv) a trust with respect to which a court within the United States is able to exercise primary jurisdiction over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all substantial decisions, or a trust that was treated as a domestic trust under the law in effect before 1997 that has properly elected to continue to be treated as a domestic trust.

Distributions

For U.S. Federal income tax purposes, distributions by each Fund, whether received in cash or reinvested in additional shares, from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, which generally cannot be offset by capital losses. Distributions of “qualified dividend income” to non-corporate shareholders are taxable at a maximum marginal U.S. Federal income tax rate of 20%. A distribution from a Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic and certain foreign corporations, provided that the Fund satisfies certain holding period requirements with respect to the security paying the dividend. The non-corporate shareholder must also satisfy certain holding period requirements with respect to its Fund shares in order to qualify for these preferential rates. For corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income, provided the shareholder satisfies certain holding period requirements with respect to its Fund shares. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder’s alternative minimum taxable income.)

Distributions by the Fund from net capital gains will be taxable as long-term capital gain, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions to a non-corporate shareholder, although fully includible in income, currently are taxed at a maximum marginal U.S. Federal income tax rate of 20%.

A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of certain trusts and estates.

Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder’s tax basis in Fund shares (and, to that extent, will not be taxable). To the extent such distributions exceed the shareholder’s tax basis, they will be taxable as capital gains assuming the shareholder holds its Fund shares as capital assets.

A distribution is treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund’s taxable year may be “spilled back” and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate a small portion of its distributions as “excess inclusion income.” Such excess inclusion income may: (i) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders which would otherwise be tax-exempt, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset against net operating losses for U.S. Federal income tax purposes; and (iii) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Each Fund will send written notices to shareholders regarding the amount and U.S. Federal income tax status of all distributions made by the Fund during each calendar year.

A Fund is also generally required by law to report to each shareholder and to the IRS cost basis information for shares of the Fund purchased on or after January 1, 2012, and sold or redeemed after that date. This information includes the adjusted cost basis of the shares, the gross proceeds from disposition, and whether the gain or loss is long-term or short-term. The adjusted cost basis of shares will be based on the default cost basis reporting method selected by the Fund, unless a shareholder, before the sale or redemption, informs the Fund that it has selected a different IRS-accepted method offered by the Fund. These requirements, however, will not apply for investments through an IRA or other tax-advantaged account. Shareholders should consult their tax advisors to determine the best cost basis method for their tax situation, and to obtain more information about how these cost basis reporting requirements apply to them. For shares of a Fund purchased before January 1, 2012, these new requirements will not apply, but the Fund will continue to report to the IRS the gross proceeds received by a shareholder from the sale or redemption of such shares.

Back-up Withholding/Withholding Tax

Under the Code, certain non-corporate shareholders may be subject to back-up withholding taxes on reportable dividends, capital gains distributions and redemption payments (“back-up withholding”). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. In addition, the IRS requires the Fund to withhold from distributions to any shareholder who does not certify to the Fund that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor’s taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

Timing of Purchases and Distributions

At the time of an investor’s purchase, a Fund’s net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.

Sales, Redemptions or Exchanges of Shares

Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted tax basis of the shares and the amount realized on the sale or exchange. Capital losses are deductible only to the extent of capital gains (subject to an exception for individuals under which a limited amount of capital losses may be offset against ordinary income). A shareholder’s tax basis in Fund shares received as a dividend will equal the total dollar amount of the dividend paid to the shareholder. Capital gains for non-corporate shareholders will be taxed at the preferential tax rates applicable to long-term capital gains if the shares were held for more than 12 months, and otherwise will be taxed at regular income tax rates if the shares were held for 12 months or less. Shares received as a dividend will have a new holding period (for tax purposes) beginning on the day following the day on which the shares are credited to the shareholder’s account. The IRS will disallow a loss to the extent that the Fund shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the amount of the disallowed loss will increase the basis of the shares acquired. A loss recognized upon the sale, redemption or other taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. A shareholder’s exchange of shares between Funds will be treated for tax purposes as a sale of the Fund shares surrendered in the exchange, and may result in the shareholder’s recognizing a taxable gain or loss.

* * *

The foregoing relates to U.S. Federal income taxation. Changes in U.S. Federal income tax law occurring after the date of this Statement of Additional Information may be retroactive and may significantly affect the Federal income tax matter addressed above.

An investment in a Fund may have consequences under state and local tax law, about which investors are urged to consult their own tax advisers.

Royce Small/Mid-Cap Premier Fund Gift Taxes

An investment in Royce Small/Mid-Cap Premier Fund though a GiftShare trust account may be a taxable gift for U.S. Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the calendar year.

If the Donor selects the Withdrawal Option, the entire amount of the gift will be a “present interest” that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if: (i) he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion ($14,000 for the calendar year 2017) to the same individual during that year; (ii) the Donor and his or her spouse elect to have any gifts by either of them treated as “split gifts” (i.e., treated as having been made one-half by each of them for gift tax purposes); or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

If the Donor selects the Accumulation Option, the entire amount of the gift will be a “future interest” for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $14,000.

No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal applicable exclusion amount for gift tax purposes ($5,490,000 for calendar year 2017). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal applicable exclusion amount for gift tax purposes that would otherwise be available for future gifts or to the Donor’s estate. Gifts of Fund shares may qualify for “gift splitting” with the Donor’s spouse, meaning that if both are U. S. citizens, the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

The Donor’s gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of the states that do impose a gift tax follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

Generation-Skipping Transfer Taxes

Under the GST tax rules, if the Beneficiary of a gift through a GiftShare trust account is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor’s grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion generally will be a GST taxable transfer. These gifts are now protected from the GST tax by the automatic allocation of the Donor’s GST exemption until his or her GST tax exemption (currently $5,490,000) has been fully utilized. The tax rate on transfers subject to the GST tax is the maximum Federal estate tax rate (currently 40%). The Donor must report gifts subject to the GST tax, whether or not covered by the GST tax exemption, on the Donor’s Federal gift tax return. To the extent that a gift through a GiftShare trust account qualifies for the Federal annual gift tax exclusion, it is protected from GST tax. See “Gift Taxes” above.

Income Taxes

The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the “owner” of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the “owner” of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust’s income or capital gains. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under nineteen years of age or is a full-time student, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary’s parents. The Beneficiary will have the option exercisable annually to require the Trustee to pay him or her a portion of the Trust’s income and capital gains to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be the lesser of the amount the Beneficiary requests and a fraction of the Trust’s ordinary income and short-term capital gains, and long-term capital gains, respectively, equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 39.6% and 20%, respectively). Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary’s Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal Federal income tax rate for ordinary income and short-term capital gains (currently, 39.6%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that the income generated by Fund shares will primarily be long- term capital gains, on which the Federal income tax rate is currently limited to 20%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust’s income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition that would cause capital gain or loss to be realized by the Beneficiary (or, if he or she has died, by his or her estate). Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary’s estate will have a basis equal to the value of the shares at the Beneficiary’s death (or the alternate valuation date for Federal estate tax purposes, if elected).

Consultation With Qualified Tax Adviser

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce Small/Mid-Cap Premier Fund.

DESCRIPTION OF THE TRUST

Trust Organization

The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the “Predecessor”), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of The Royce Fund, Royce continuing as the Funds’ investment adviser under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust’s distributor. A copy of the Trust’s Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust’s office in New York. The Trust’s business and affairs are managed under the direction of the Board.

The Trust has an unlimited authorized number of shares of beneficial interest, which the Board of Trustees may divide into an unlimited number of series and/or classes without shareholder approval. (Sixteen (16) Funds presently have more than one class of shares.) Shareholders are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if Trustees determine that a matter affects shareholders of only one series or class, then only shareholders of that series or class are entitled to vote on that matter. The shares of each class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights.

Royce Total Return Fund offers seven classes of shares, a Service Class, an Investment Class, a K Class, an R Class, a W Class, an Institutional Class, and a Consultant Class; Royce Premier Fund offers six classes of shares, a Service Class, an Investment Class, an R Class, a W Class, an Institutional Class, and a Consultant Class; Royce Pennsylvania Mutual Fund, Royce Opportunity Fund, and Royce Small-Cap Value Fund offer six classes of shares, a Service Class, an Investment Class, a K Class, an R Class, an Institutional Class and a Consultant Class; Royce Small/Mid-Cap Premier Fund and Royce Smaller-Companies Growth Fund offer five classes of shares, a Service Class, an Investment Class, an R Class, an Institutional Class, and a Consultant Class; Royce Low-Priced Stock Fund and Royce Small-Cap Leaders Fund offer four classes of shares, a Service Class, an Investment Class, an R Class, and an Institutional Class; Royce International Premier Fund offers four classes of shares, a Service Class, an Investment Class, a Consultant Class, and an R Class; Royce Special Equity Fund, Royce Dividend Value Fund, and Royce Special Equity Multi-Cap Fund offer four classes of shares, a Service Class, an Investment Class, an Institutional Class and a Consultant Class; Royce Micro-Cap Fund offers three classes of shares, a Service Class, an Investment Class, and a Consultant Class; Royce Micro-Cap Opportunity Fund offers two classes of shares, a Service Class and an Investment Class; and Royce Global Financial Services Fund offers two classes of shares, a Service Class and an Institutional Class. The shares of each class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights. Certain Service Class shareholders, eligible to invest in Investment Class shares, may, upon approval by The Royce Fund, convert their Service Class shares to Investment Class shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such conversion. For U.S. Federal income tax purposes, a same-fund conversion is not expected to result in the realization by the investor of a capital gain or loss.

Effective April 30, 1999, Royce GiftShares Fund and PMF II changed their names to Royce Trust & GiftShares Fund and Royce Opportunity Fund, respectively. Effective May 1, 2003, Royce Trust & GiftShares Fund changed its name to Royce TrustShares Fund. Effective May 1, 2006, Royce TrustShares Fund changed its name to Royce Heritage Fund. Effective May 1, 2008, Pennsylvania Mutual Fund changed its name to Royce Pennsylvania Mutual Fund. Effective May 1, 2015, Royce Value Fund, Royce Value Plus Fund, and Royce Opportunity Select Fund changed their names to Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, and Royce Micro-Cap Opportunity Fund, respectively.

Effective June 15, 2015, Royce Financial Services Fund and Royce International Smaller-Companies Fund changed their names to Royce Global Financial Services Fund and Royce International Small-Cap Fund, respectively. Effective September 15, 2015, Royce 100 Fund changed its name to Royce Small-Cap Leaders Fund. Effective May 1, 2017, Royce Heritage Fund changes its name to Royce Small/Mid-Cap Premier Fund.

On August 4, 2000, Royce Total Return Fund acquired all of the assets and assumed all of the liabilities of The REvest Value Fund. The reorganization was accomplished by exchanging shares of Royce Total Return Fund equal in value to the shares of The REvest Value Fund owned by each of its shareholders. On August 10, 2015, Royce 100 Fund (now Royce Small-Cap Leaders Fund) acquired all of the assets and assumed all of the liabilities of Royce Select Fund I. The reorganization was accomplished by exchanging shares of Royce 100 Fund (now Royce Small-Cap Leaders Fund)equal in value to the shares of Royce Select Fund I owned by each of its shareholders. On February 29, 2016, Royce International Premier Fund acquired all of the assets and assumed all of the liabilities of each of Royce European Small-Cap Fund and Royce Global Value Fund. Each reorganization was accomplished by exchanging shares of Royce International Premier Fund equal in value to the shares of the relevant target fund owned by each of its shareholders.

Six of the eight Trustees currently in office were elected by the Trust’s shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of the shareholder-elected Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust’s custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust’s outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust’s outstanding shares, stating that such shareholders wish to communicate with the Trust’s other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

The trustee of Royce Small/Mid-Cap Premier Fund trusts will send notices of meetings of Royce Small/Mid-Cap Premier Fund shareholders, proxy statements and proxies for such meetings to the trusts’ beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all Royce Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as Royce Small/Mid-Cap Premier Fund shares for which proxies are returned.

Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class. Shareholders have no preemptive rights. The Trust’s fiscal year ends on December 31.

Shareholder Liability

Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument: (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust’s assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust’s obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.